Putnam Diversified Income Trust
The fund's portfolio
6/30/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (52.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$155,986	$185,314
5.00%, 3/20/50	39,868	44,990
4.00%, TBA, 7/1/50	63,000,000	66,794,767
3.50%, with due dates from 9/20/49 to 11/20/49	155,784	168,720

		67,193,791
U.S. Government Agency Mortgage Obligations (50.2%)
Uniform Mortgage-Backed Securities
5.50%, TBA, 7/1/50	23,000,000	25,321,537
5.00%, TBA, 7/1/50	5,000,000	5,460,932
4.50%, TBA, 7/1/50	16,000,000	17,192,499
4.00%, TBA, 7/1/50	367,000,000	388,933,975
3.50%, TBA, 7/1/50	531,000,000	558,462,683
3.00%, TBA, 7/1/50	501,000,000	527,674,342
2.50%, TBA, 8/1/50	2,000,000	2,081,328
2.50%, TBA, 7/1/50	90,000,000	93,839,058
2.00%, TBA, 7/1/50	39,000,000	39,911,017

		1,658,877,371

Total U.S. government and agency mortgage obligations (cost $1,728,004,822)		$1,726,071,162

U.S. TREASURY OBLIGATIONS (0.6%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.75%, 11/15/47(i)	$8,834,000	$11,586,851
U.S. Treasury Notes
2.625%, 3/31/25(i)	659,000	736,248
2.375%, 8/15/24(i)	299,000	327,854
2.125%, 9/30/21(i)	2,494,000	2,567,822
2.00%, 7/31/22(i)	3,724,000	3,897,240
1.50%, 9/30/21(i)	300,000	306,108

Total U.S. treasury obligations (cost $19,422,123)		$19,422,123

MORTGAGE-BACKED SECURITIES (35.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (19.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.05%, 4/15/37	$148,550	$274,297
REMICs IFB Ser. 3919, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.315%, 9/15/41	11,300,358	2,159,027
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.015%, 12/15/47	39,627,828	5,207,097
REMICs IFB Ser. 4731, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.015%, 11/15/47	21,285,921	3,842,732
REMICs Ser. 4509, Class CI, IO, 6.00%, 9/15/45	18,402,219	3,968,144
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.915%, 8/15/56	3,066,429	774,273
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.915%, 4/15/47	12,592,122	2,247,964
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.915%, 1/15/35	37,798,521	7,724,827
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.865%, 12/25/49	1,708,761	327,877
Strips IFB Ser. 326, Class S2, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.765%, 3/15/44	10,265,273	1,836,012
Strips IFB Ser. 311, Class S1, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.765%, 8/15/43	9,917,996	1,774,682
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	8,381,422	1,320,074
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	6,135,896	833,788
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	8,083,920	1,056,374
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	9,793,083	1,015,886
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	21,291,178	1,980,381
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	23,246,959	2,686,970
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	21,586,766	1,306,949
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	5,880,600	421,522
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	10,315,437	714,695
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	4,208,335	331,098
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	11,420,865	135,612
REMICs Ser. 4969, IO, 3.00%, 4/25/50	7,928,994	768,223
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	22,860,145	1,461,650
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	13,147,777	920,779
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	5,299,388	195,070
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.377%, 7/25/43(WAC)	8,137,236	81,372
REMICs Ser. 3314, PO, zero %, 11/15/36	6,047	6,017
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	31,675	28,796
REMICs Ser. 1208, Class F, PO, zero %, 2/15/22	1,051	1,009
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 23.89%, 3/25/36	417,057	749,576
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 16.914%, 11/25/34	100,601	120,248
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	11,314	880
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.266%, 4/25/42	5,768,624	1,133,684
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.216%, 4/25/40	8,298,411	1,841,165
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.016%, 6/25/48	29,669,991	4,487,586
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.016%, 6/25/45	3,372,479	598,436
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	14,395,557	3,023,449
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	16,590,040	3,492,502
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	24,460,848	4,826,908
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.966%, 10/25/41	7,124,188	355,098
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.916%, 3/25/49	2,930,900	629,631
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.916%, 12/25/48	1,495,729	181,357
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.916%, 12/25/46	49,928,003	11,082,435
REMICs IFB Ser. 16-62, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.916%, 9/25/46	35,134,161	7,268,555
REMICs IFB Ser. 19-73, Class 73, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.866%, 12/25/49	2,361,384	412,959
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.866%, 10/25/49	5,767,271	982,671
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.866%, 8/25/49	2,898,843	448,419
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.866%, 8/25/49	32,958,665	5,680,235
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.866%, 7/25/49	36,484,046	5,686,768
REMICs IFB Ser. 19-38, Class 38, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.866%, 7/25/49	1,463,920	314,406
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.716%, 10/25/41	20,336,488	3,492,181
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	25,298	4,854
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	1,020,485	167,537
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	44,397,449	8,315,642
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,910,599	374,955
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	1,127,519	188,583
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	15,030,291	2,461,210
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	88,472	11,822
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	6,539	32
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	34,242,889	5,734,482
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	6,997,643	1,267,150
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	6,793,105	296,858
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	104,948	19,119
REMICs Ser. 19-70, Class 70, IO, 4.00%, 12/25/49	39,203,782	1,764,171
REMICs Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	18,988,525	1,452,145
REMICs Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	12,206,723	930,762
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	8,035,138	558,036
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	2,549,244	295,019
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	14,157,243	1,588,867
REMICs Ser. 13-115, Class CI, IO, 4.00%, 2/25/43	10,101,347	424,283
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	5,825,541	548,940
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	6,742,119	624,995
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	32,205,690	2,626,696
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	19,228,398	1,875,755
REMICs Ser. 13-70, Class CI, IO, 3.50%, 1/25/43	4,408,575	202,548
REMICs Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	12,083,543	823,493
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	14,004,594	1,068,271
REMICs Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	21,474,958	1,451,493
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	26,047,764	2,116,433
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	5,458,632	205,403
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	4,886,382	218,519
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	13,402,146	497,287
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	12,008,824	695,876
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	6,216,234	200,833
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	3,565,876	75,597
REMICs FRB Ser. 01-50, Class B1, IO, 0.386%, 10/25/41(WAC)	127,666	549
Trust FRB Ser. 02-W8, Class 1, IO, 0.302%, 6/25/42(WAC)	5,511,970	44,647
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	23,535	21,476
Government National Mortgage Association
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 6.56%, 1/20/43	33,072,773	7,235,245
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 6.39%, 6/20/40	1,663,675	344,956
IFB Ser. 18-105, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.06%, 8/20/48	45,897,447	6,929,147
IFB Ser. 18-91, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.06%, 7/20/48	30,816,774	4,844,231
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.01%, 8/20/48	42,624,953	7,076,126
IFB Ser. 18-100, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.01%, 7/20/48	36,325,529	6,119,726
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.01%, 6/20/48	27,488,087	4,242,849
IFB Ser. 18-67, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.01%, 5/20/48	28,379,103	4,447,775
IFB Ser. 17-160, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.01%, 10/20/43	36,192,293	6,892,243
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.96%, 9/20/43	6,479,103	1,320,117
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.96%, 3/20/43	2,519,662	278,322
IFB Ser. 13-152, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.96%, 5/20/41	27,048,034	5,741,827
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.96%, 2/20/40	6,983,064	1,361,698
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 8/20/49	4,292,585	705,615
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 7/20/49	4,961,719	734,930
IFB Ser. 18-164, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 12/20/48	63,922,709	10,564,584
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 10/20/45	23,137,908	5,053,585
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 4/20/44	8,051,064	1,580,826
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 4/20/44	11,801,565	2,207,294
IFB Ser. 14-46, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 3/20/44	12,975,232	2,547,946
IFB Ser. 14-4, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 1/20/44	22,741,485	4,575,400
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 12/20/43	8,647,864	1,885,191
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.905%, 7/16/43	7,273,608	1,400,169
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 1/20/50	53,276,295	9,633,476
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 10/20/49	12,718,629	3,759,829
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 8/20/49	8,889,515	1,192,632
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 6/20/49	10,715,033	1,338,048
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 12/2/21	13,850,129	1,672,995
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	15,216,137	3,786,487
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	6,191,226	1,294,267
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	8,058,209	1,527,274
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.41%, 8/20/44	20,124,235	3,663,354
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	52,791,034	6,633,158
Ser. 18-37, IO, 5.00%, 3/20/48	18,379,860	2,688,307
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	9,828,244	1,893,657
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	8,015,335	1,402,684
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	15,017,138	2,819,167
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	13,803,563	1,612,946
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	25,405,649	4,409,049
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,325,810	584,345
Ser. 14-132, IO, 5.00%, 9/20/44	9,976,325	1,762,517
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	10,392,418	1,632,715
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	3,939,308	754,378
Ser. 12-146, IO, 5.00%, 12/20/42	7,143,321	1,437,593
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	28,587,680	5,215,428
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	9,018,048	1,647,487
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	43,731,946	7,981,080
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	27,232,018	4,918,647
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,970,016	375,041
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	13,657,126	2,458,283
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	12,117,016	2,232,201
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	4,552,446	601,259
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	13,087,748	2,088,517
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	3,132,367	587,820
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	6,472,650	550,758
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	17,310,093	2,751,976
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	10,862,776	1,885,021
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	12,011,614	1,785,010
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	9,852,712	797,120
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	2,397,262	211,246
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	14,367,314	2,453,213
Ser. 13-167, IO, 4.50%, 9/20/40	5,006,267	863,201
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	7,021,913	630,962
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	20,457,606	3,291,453
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	14,888,294	2,679,893
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	10,623,479	1,699,757
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	13,694,727	1,489,301
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	15,479,670	1,993,007
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	31,720,043	3,415,972
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	19,339,304	2,175,672
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	7,058,548	615,929
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	10,878,976	1,872,747
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	8,987,410	1,282,864
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	7,598,288	430,066
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	5,936,175	782,649
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	6,685,949	952,747
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	3,480,864	378,095
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	10,674,683	1,438,947
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	3,988,030	586,303
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	12,486,865	1,137,865
Ser. 19-110, Class PI, IO, 3.50%, 9/20/49	45,903,362	2,891,912
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	10,428,030	346,463
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	8,981,661	583,808
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	21,313,135	541,354
Ser. 16-79, IO, 3.50%, 6/20/46	17,875,172	1,385,326
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	18,096,355	1,170,930
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	28,442,988	2,461,289
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	30,623,626	2,267,734
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	6,461,649	183,142
Ser. 13-76, IO, 3.50%, 5/20/43	20,765,844	2,474,874
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	16,089,794	1,224,816
Ser. 13-28, IO, 3.50%, 2/20/43	5,616,618	583,454
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	13,136,111	1,297,191
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	13,126,264	1,312,627
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	5,732,283	551,733
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	26,549,737	4,112,074
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	19,257,587	2,909,817
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42	6,157,779	183,964
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	10,669,082	694,130
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	15,678,406	1,070,835
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41	16,819,550	566,364
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	23,490,015	1,766,449
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	14,807,286	719,338
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	19,202,511	1,000,045
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	10,690,405	416,622
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	5,537,415	212,894
Ser. 16-H23, Class NI, IO, 3.167%, 10/20/66(WAC)	106,787,902	10,977,797
Ser. 16-H22, Class AI, IO, 3.14%, 10/20/66(WAC)	46,224,864	4,739,851
Ser. 15-H24, Class AI, IO, 2.985%, 9/20/65(WAC)	33,383,144	2,901,729
Ser. 17-H05, Class CI, IO, 2.979%, 2/20/67(WAC)	32,912,207	4,036,913
Ser. 16-H24, Class JI, IO, 2.978%, 11/20/66(WAC)	22,786,796	2,705,495
Ser. 15-H20, Class BI, IO, 2.87%, 8/20/65(WAC)	46,654,768	4,110,285
Ser. 15-H18, Class BI, IO, 2.82%, 7/20/65(WAC)	39,182,122	3,647,855
Ser. 17-H12, Class QI, IO, 2.736%, 5/20/67(WAC)	51,198,288	5,261,801
Ser. 17-H11, Class TI, IO, 2.726%, 4/20/67(WAC)	32,028,472	3,347,487
Ser. 16-H27, Class EI, IO, 2.67%, 12/20/66(WAC)	39,433,576	3,601,784
Ser. 18-H04, IO, 2.665%, 2/20/68(WAC)	52,296,274	5,670,067
Ser. 18-H05, Class BI, IO, 2.563%, 2/20/68(WAC)	79,988,193	9,398,613
Ser. 15-H15, Class BI, IO, 2.56%, 6/20/65(WAC)	67,857,064	5,936,136
Ser. 18-H05, Class AI, IO, 2.535%, 2/20/68(WAC)	62,526,958	7,503,235
Ser. 17-H03, Class EI, IO, 2.479%, 1/20/67(WAC)	29,073,572	3,944,351
Ser. 16-H17, Class KI, IO, 2.427%, 7/20/66(WAC)	27,356,601	2,861,901
Ser. 17-H02, Class BI, IO, 2.425%, 1/20/67(WAC)	24,418,374	2,575,088
Ser. 17-H18, Class FI, IO, 2.408%, 9/20/67(WAC)	44,770,568	5,783,626
Ser. 16-H04, Class HI, IO, 2.383%, 7/20/65(WAC)	57,690,285	4,130,625
Ser. 18-H02, Class EI, IO, 2.375%, 1/20/68(WAC)	85,280,020	9,913,802
Ser. 18-H01, IO, 2.375%, 12/20/67(WAC)	29,065,286	3,057,000
Ser. 17-H08, Class NI, IO, 2.373%, 3/20/67(WAC)	58,662,456	5,713,723
Ser. 17-H06, Class BI, IO, 2.351%, 2/20/67(WAC)	56,375,950	5,621,043
Ser. 18-H02, Class HI, IO, 2.346%, 1/20/68(WAC)	71,890,916	8,424,717
Ser. 18-H01, Class XI, IO, 2.336%, 1/20/68(WAC)	41,639,096	5,301,022
Ser. 16-H08, Class AI, IO, 2.317%, 8/20/65(WAC)	48,741,183	3,326,975
Ser. 17-H20, Class HI, IO, 2.305%, 10/20/67(WAC)	40,987,393	5,019,895
Ser. 17-H10, Class MI, IO, 2.295%, 4/20/67(WAC)	91,603,523	7,731,338
Ser. 18-H03, Class XI, IO, 2.291%, 2/20/68(WAC)	100,346,381	11,409,384
Ser. 17-H06, Class MI, IO, 2.244%, 2/20/67(WAC)	47,205,826	4,599,878
Ser. 16-H06, Class CI, IO, 2.215%, 2/20/66(WAC)	42,561,773	2,848,276
Ser. 17-H09, IO, 2.185%, 4/20/67(WAC)	46,223,944	4,039,372
Ser. 15-H10, Class BI, IO, 2.162%, 4/20/65(WAC)	35,108,706	3,033,603
Ser. 17-H16, Class JI, IO, 2.108%, 8/20/67(WAC)	42,526,173	5,493,735
Ser. 17-H11, Class DI, IO, 1.97%, 5/20/67(WAC)	31,356,282	3,215,086
Ser. 16-H16, Class EI, IO, 1.916%, 6/20/66(WAC)	39,976,105	3,969,628
Ser. 17-H16, IO, 1.905%, 8/20/67(WAC)	39,478,749	4,690,036
Ser. 15-H23, Class DI, IO, 1.834%, 9/20/65(WAC)	35,331,083	2,866,199
Ser. 15-H12, Class AI, IO, 1.829%, 5/20/65(WAC)	79,913,312	5,825,441
Ser. 18-H15, Class EI, IO, 1.827%, 8/20/68(WAC)	75,827,465	6,960,961
Ser. 15-H15, Class AI, IO, 1.79%, 6/20/65(WAC)	45,646,544	4,044,284
FRB Ser. 15-H08, Class CI, IO, 1.766%, 3/20/65(WAC)	59,397,542	4,276,861
Ser. 17-H06, Class DI, IO, 1.748%, 2/20/67(WAC)	33,212,827	2,603,886
Ser. 15-H23, Class BI, IO, 1.719%, 9/20/65(WAC)	68,461,763	5,257,864
Ser. 15-H03, Class CI, IO, 1.689%, 1/20/65(WAC)	66,358,906	4,582,415
Ser. 14-H25, Class BI, IO, 1.662%, 12/20/64(WAC)	47,456,406	3,419,329
Ser. 16-H14, IO, 1.655%, 6/20/66(WAC)	46,556,850	3,194,079
Ser. 16-H12, Class AI, IO, 1.626%, 7/20/65(WAC)	51,938,367	3,501,737
Ser. 16-H18, IO, 1.625%, 8/20/66(WAC)	50,423,109	3,426,150
Ser. 17-H03, Class HI, IO, 1.559%, 1/20/67(WAC)	76,001,557	4,672,389
Ser. 15-H01, Class BI, IO, 1.531%, 1/20/65(WAC)	35,980,287	2,311,193
Ser. 14-H06, Class BI, IO, 1.438%, 2/20/64(WAC)	41,631,113	1,952,998
Ser. 12-H29, Class AI, IO, 1.396%, 10/20/62(WAC)	20,554,766	651,936
Ser. 12-H29, Class FI, IO, 1.396%, 10/20/62(WAC)	20,554,766	649,716
Ser. 06-36, Class OD, PO, zero %, 7/16/36	7,621	6,860

		634,889,536
Commercial mortgage-backed securities (5.0%)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.665%, 11/10/42(WAC)	5,406,396	4,054,797
FRB Ser. 05-1, Class C, 5.665%, 11/10/42(WAC)	8,629,000	2,157,250
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.542%, 1/12/45(WAC)	483,000	338,100
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	4,190,000	3,142,500
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	4,945,000	5,368,890
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	116,002	114,842
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class C, 5.802%, 3/11/39 (In default)(NON)(WAC)	4,050,658	121,520
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	4,680,000	2,517,746
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.93%, 12/15/47(WAC)	13,980,000	12,786,348
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 5.092%, 4/10/47(WAC)	225,000	212,406
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.009%, 5/10/47(WAC)	226,000	169,500
FRB Ser. 12-CR3, Class E, 4.909%, 10/15/45(WAC)	7,769,000	3,593,163
FRB Ser. 13-CR9, Class D, 4.386%, 7/10/45(WAC)	5,143,000	3,662,849
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	8,079,075
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 1.092%, 12/15/39(WAC)	9,229,584	39,983
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	10,781,406	4,959,447
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	168,163	166,145
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	686,331	695,179
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.912%, 4/15/50(WAC)	6,587,000	4,545,030
DBUBS Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.714%, 7/10/44(WAC)	211,000	198,802
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	17,168,000	6,352,160
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.236%, 7/15/45(WAC)	197,000	189,556
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.971%, 2/15/47(WAC)	11,861,000	5,562,940
FRB Ser. 14-C18, Class E, 4.471%, 2/15/47(WAC)	7,852,000	2,749,378
FRB Ser. 14-C25, Class D, 4.094%, 11/15/47(WAC)	10,691,000	8,765,348
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	15,725,000	8,142,546
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46(WAC)	431,000	314,606
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	13,371,809	7,641,053
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.498%, 8/15/46(WAC)	650,000	352,388
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	254,000	104,221
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	5,450,214
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	5,549,421	1,109,884
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	3,862,129	3,807,017
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.60%, 3/15/45(WAC)	7,066,000	2,473,100
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 4.65%, 3/25/50	568,000	513,980
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	4,414,162	156,906
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	6,847,000	1,009,926
Ser. 13-C6, Class E, 3.50%, 4/10/46	8,520,000	6,154,797
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.411%, 7/15/46(WAC)	14,132,111	10,268,727
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	6,706,173
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	8,644,000	3,769,665
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45(WAC)	5,985,000	2,683,907
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46(WAC)	22,811,996	15,257,361
FRB Ser. 12-C10, Class D, 4.576%, 12/15/45(WAC)	21,439,000	7,900,796

		164,360,222
Residential mortgage-backed securities (non-agency) (11.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.375%, 5/25/47	9,028,191	4,576,828
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 3.569%, 11/27/36(WAC)	8,580,895	6,736,002
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.842%, 9/25/35(WAC)	2,419,457	2,186,064
FRB Ser. 05-8, Class 21A1, 3.715%, 10/25/35(WAC)	92,537	82,717
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 0.415%, 9/25/46	5,305,660	5,317,411
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.935%, 10/25/27 (Bermuda)	2,376,000	2,083,743
FRB Ser. 18-2A, Class B1, (1 Month US LIBOR + 2.65%), 2.835%, 8/25/28 (Bermuda)	730,000	678,433
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.365%, 11/25/47	3,656,908	2,872,141
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.535%, 3/25/37	9,855,721	8,458,664
FRB Ser. 07-AMC3, Class A2B, (1 Month US LIBOR + 0.18%), 0.365%, 3/25/37	1,360,071	1,146,772
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	410,000	412,419
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.73%, 6/25/46(WAC)	2,708,663	2,214,061
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.464%, 8/25/46	3,615,995	3,160,414
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.444%, 6/25/46	8,805,605	7,719,147
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 0.535%, 9/25/35	820,761	713,739
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.52%, 11/20/35	15,794,508	14,375,738
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 0.375%, 8/25/46	3,229,163	3,229,163
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 0.375%, 8/25/46	5,673,109	4,651,949
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.375%, 8/25/46	11,594,439	10,689,297
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 0.375%, 12/25/36	10,029,485	5,614,085
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 4.926%, 1/25/30	686,000	420,192
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.685%, 5/25/28	6,325,573	6,757,568
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.168%, 7/25/28	2,094,131	2,406,033
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.535%, 4/25/28	10,600,931	12,382,728
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.735%, 12/25/27	11,172,532	11,946,500
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.335%, 10/25/29	1,935,000	2,002,410
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.335%, 11/25/28	2,774,713	2,900,733
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.135%, 7/25/29	3,062,000	3,221,787
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.935%, 10/25/24	561,020	574,579
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,710,000	1,609,386
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 4.635%, 3/25/30	1,590,000	1,604,901
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 4.035%, 3/25/29	3,145,000	3,228,766
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 3.985%, 3/25/25	385,497	390,958
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.735%, 8/25/29	353,530	359,052
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 3.335%, 7/25/30	1,547,000	1,413,966
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.485%, 9/25/30	1,855,475	1,829,324
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.418%, 2/25/49	570,000	598,500
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.435%, 4/25/49	1,150,000	1,112,625
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.185%, 10/25/48	2,435,000	2,234,993
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.935%, 1/25/49	2,342,000	2,567,596
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.685%, 3/25/49	2,996,000	3,101,048
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 0.00%), 9.521%, 6/25/50	239,000	239,000
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.335%, 7/25/49	1,763,000	1,564,707
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.935%, 9/25/48	2,911,000	2,300,144
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B1, (1 Month US LIBOR + 0.00%), 5.271%, 6/25/50	1,390,000	1,390,000
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 4.968%, 9/25/47	1,290,000	1,032,000
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	5,008,000	4,808,319
Seasoned Credit Risk Transfer Trust Ser. 19-1, Class M, 4.75%, 7/25/58(WAC)	1,850,000	1,753,358
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 4.535%, 3/25/49	880,000	854,691
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.435%, 10/25/48	1,753,000	1,639,055
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.885%, 12/25/30	6,635,000	6,320,735
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.86%, 3/25/50	1,965,000	1,883,070
Structured Agency Credit Risk Debt FRN Ser. 19-HQA3, Class B1, (1 Month US LIBOR + 3.00%), 3.185%, 9/25/49	688,000	630,022
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.835%, 1/25/49	179,112	176,259
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.635%, 3/25/49	112,766	110,370
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.518%, 2/25/49	41,263	40,623
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.485%, 10/25/48	644,400	626,175
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.335%, 12/25/30	464,000	453,620
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.435%, 9/25/28	14,118,992	17,362,790
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.935%, 10/25/28	7,705,176	9,229,435
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.935%, 8/25/28	5,432,590	6,512,557
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.935%, 1/25/29	444,721	470,649
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.435%, 1/25/29	994,820	1,004,768
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.435%, 4/25/29	3,121,853	3,121,853
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.085%, 10/25/28	621,205	645,842
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.885%, 4/25/28	18,039,870	18,958,694
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.685%, 9/25/29	18,272,300	18,978,968
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.485%, 10/25/28	2,596,334	2,721,084
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.185%, 7/25/25	518,925	530,089
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 5.035%, 10/25/29	4,947,000	5,199,204
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.735%, 2/25/25	1,864,421	1,918,575
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.685%, 12/25/30	385,000	355,650
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.635%, 5/25/30	1,200,000	1,195,394
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.635%, 2/25/30	3,018,000	2,897,280
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.635%, 1/25/29	81,759	83,567
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.485%, 2/25/25	160,187	161,064
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.435%, 1/25/31	425,000	418,609
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.285%, 3/25/31	1,624,000	1,512,814
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2B1, (1 Month US LIBOR + 4.00%), 4.185%, 8/25/30	2,208,000	2,038,732
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/30	1,626,000	1,625,996
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/25	527,915	539,944
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/25	1,196,201	1,226,301
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 3.935%, 3/25/31	1,245,000	1,188,289
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 3.935%, 10/25/30	500,000	460,000
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.785%, 1/25/30	1,598,000	1,520,814
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.735%, 7/25/30	7,218,000	6,949,584
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.185%, 10/25/29	346,000	344,270
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 3.035%, 11/25/29	283,201	278,195
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.985%, 2/25/30	4,097,372	4,020,890
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.685%, 5/25/30	1,302,191	1,306,364
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.435%, 7/25/30	78,180	77,079
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 2.385%, 8/25/30	1,842,646	1,801,056
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.285%, 3/25/31	904,271	879,853
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class B1, (1 Month US LIBOR + 9.25%), 9.435%, 11/25/39	8,200,000	6,319,484
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (1 Month US LIBOR + 6.75%), 6.75%, 2/25/40	1,645,000	1,067,714
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.935%, 7/25/29	4,084,000	4,291,743
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 5.435%, 6/25/39	4,367,000	3,987,617
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 4.661%, 1/25/40	1,483,000	1,030,685
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2B1, (1 Month US LIBOR + 3.75%), 3.935%, 9/25/39	3,313,000	2,617,270
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.65%, 2/25/40	239,000	223,019
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.435%, 1/25/40	4,865,000	3,375,352
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.635%, 7/25/31	634,298	618,837
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 0.365%, 5/25/36	10,722,210	3,884,006
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.495%, 5/25/37	6,484,107	5,425,830
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.714%, 5/19/35	19,449,545	10,263,655
Home Re, Ltd. 144A FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.25%), 3.435%, 5/25/29 (Bermuda)	2,000,000	1,520,000
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.385%, 6/25/37	5,002,524	2,308,963
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 2.929%, 2/26/37	221,888	200,342
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 3.035%, 7/25/28 (Bermuda)	17,300,000	16,321,074
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.535%, 7/25/29 (Bermuda)	383,000	337,048
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.685%, 7/25/29 (Bermuda)	317,000	279,309
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.185%, 4/25/27 (Bermuda)	794,347	785,858
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.395%, 8/25/36	10,628,289	9,831,167
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	256,000	279,767
Ser. 18-5, Class M1, 2.852%, 7/25/58(WAC)	240,000	240,578
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.124%, 9/25/35(WAC)	203,971	202,962
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 0.675%, 10/25/45	197,913	188,386

		368,541,499

Total mortgage-backed securities (cost $1,282,451,247)		$1,167,791,257

CORPORATE BONDS AND NOTES (20.1%)(a)
		Principal amount	Value
Basic materials (1.9%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$190,000	$175,750
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		2,150,000	2,201,063
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		150,000	151,875
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		580,000	583,016
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		654,000	639,691
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		68,000	60,690
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		1,418,000	1,354,190
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		3,009,000	3,031,568
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		4,267,000	4,299,003
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		879,000	899,877
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		1,300,000	1,286,610
Cemex SAB de CV 144A company guaranty sr. notes 7.375%, 6/5/27 (Mexico)		700,000	711,200
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		800,000	777,000
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)		1,330,000	1,228,521
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		1,675,000	1,637,313
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		460,000	415,697
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		1,995,000	2,094,750
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		85,000	86,700
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		1,400,000	1,394,750
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		750,000	735,000
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		595,000	563,763
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,119,000	1,096,620
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		3,167,000	3,159,083
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		1,597,000	1,625,539
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		857,000	875,229
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		1,118,000	1,126,620
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		535,000	551,050
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		40,000	39,288
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		298,000	296,510
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		654,000	642,692
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		345,000	324,300
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		1,425,000	1,423,219
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		494,000	471,770
PolyOne Corp. 144A sr. unsec. notes 5.75%, 5/15/25		520,000	534,951
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		2,864,000	2,885,481
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		1,015,000	992,163
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		4,086,000	4,749,976
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		1,365,000	1,392,300
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		1,985,000	2,039,588
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		1,635,000	1,744,049
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		2,090,000	2,197,242
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		38,000	38,380
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		302,000	279,350
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		260,000	262,600
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		1,660,000	1,639,250
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		983,000	994,423
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.375%, 8/15/25		510,000	512,550
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		2,775,000	2,733,375
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		2,345,000	2,468,113
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		1,170,000	1,185,245

			62,608,983
Capital goods (1.5%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		2,515,000	2,496,138
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		65,000	67,031
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		1,925,000	1,903,574
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		1,500,000	1,484,063
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		865,000	851,030
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		1,865,000	1,832,139
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		45,000	45,675
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		2,010,000	2,022,563
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		45,000	46,125
Berry Global, Inc. 144A notes 4.50%, 2/15/26		990,000	975,319
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		1,125,000	1,170,000
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		735,000	762,313
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		390,000	400,725
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		215,000	219,092
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		2,765,000	3,235,050
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		605,000	626,175
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		1,455,000	1,527,750
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		131,000	134,275
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		2,590,000	2,492,875
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		685,000	712,400
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		1,963,000	2,024,344
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,820,000	1,829,009
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		2,894,000	2,373,080
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		1,680,000	1,688,400
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		2,275,000	1,787,581
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		2,511,000	2,623,995
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		1,121,000	1,132,210
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		1,360,000	1,286,900
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		1,818,000	1,656,162
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		337,000	294,100
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		20,000	21,020
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		3,729,000	3,719,752
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		2,180,000	2,180,000
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		2,656,000	2,535,125
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		1,635,000	1,729,013
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		820,000	863,567

			50,748,570
Communication services (2.1%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,240,000	1,231,766
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		820,000	828,200
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		4,195,000	4,343,125
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		13,831,000	14,591,705
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		1,420,000	1,437,751
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		990,000	1,009,800
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		1,635,000	1,691,146
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		3,292,000	3,398,991
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		1,573,000	1,519,046
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		1,965,000	2,068,163
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		1,025,000	1,073,688
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30		800,000	777,088
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		1,390,000	1,516,838
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		593,000	590,035
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		76,000	82,916
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		25,000	26,310
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27		395,000	375,866
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		2,244,000	2,120,580
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		3,245,000	3,334,238
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		825,000	831,188
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		575,000	574,339
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		2,382,000	2,900,085
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		2,175,000	2,567,305
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		4,624,000	5,207,780
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		1,795,000	1,881,788
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		464,063	469,715
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		2,032,000	2,087,880
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		94,000	94,380
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		677,000	712,543
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		28,000	28,673
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		1,088,000	1,149,363
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		730,000	738,731
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		780,000	868,109
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		1,940,000	2,149,850
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		2,015,000	2,083,007
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		2,073,000	2,151,007
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		1,275,000	1,246,580
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	128,753

			69,888,328
Consumer cyclicals (4.0%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		$580,000	574,200
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	43,730
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		985,000	920,680
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		965,000	829,900
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		40,000	38,252
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		795,000	862,575
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		965,000	1,008,425
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		6,000	5,250
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		2,061,000	1,741,545
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		355,000	370,975
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		795,000	763,200
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		1,881,000	1,895,108
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		2,790,000	2,427,300
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		1,336,000	966,930
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		2,951,000	1,571,408
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		1,985,000	1,937,856
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		15,000	16,205
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,394,000	1,414,910
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		1,499,000	1,345,353
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		1,660,000	1,444,200
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		2,279,000	2,466,334
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		1,000,000	1,000,400
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		1,034,000	963,882
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		650,000	688,187
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		1,137,000	1,237,909
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		940,000	962,607
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		330,000	333,861
General Motors Co. sr. unsec. notes 6.125%, 10/1/25		1,245,000	1,398,987
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		3,035,000	3,126,050
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		1,495,000	1,580,963
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		690,000	697,763
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		70,000	69,650
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,226,000	1,196,883
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		2,478,000	2,306,027
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		571,812	566,094
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		5,547,592	5,076,047
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		45,000	52,819
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,345,000	1,506,400
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		450,000	497,250
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		2,705,000	2,691,475
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		1,402,000	1,370,455
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		906,000	869,760
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		50,000	48,000
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		450,000	469,688
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		1,043,000	855,260
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,225,000	1,076,469
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		405,000	418,163
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		325,000	325,390
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	1,400,000	1,163,946
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		$1,029,000	1,124,440
Levi Strauss & Co. 144A sr. unsec. unsub. notes 5.00%, 5/1/25		740,000	742,782
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		817,000	772,065
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		1,810,000	1,764,750
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		39,000	35,100
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		739,000	672,490
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		840,000	865,200
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		410,000	408,151
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30		1,280,000	1,328,147
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		610,000	662,678
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		730,000	746,426
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		1,670,000	1,661,650
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		2,155,000	2,068,800
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		2,129,000	2,192,870
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		2,535,000	2,116,725
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		1,555,000	1,539,450
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 7.125%, 6/1/24		1,420,000	1,320,600
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25		781,000	836,881
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		2,260,000	2,141,351
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		1,382,000	1,392,366
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		660,000	655,090
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		1,826,000	1,794,045
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		1,815,000	1,808,575
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		1,480,000	1,592,692
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		246,000	246,000
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25		1,297,000	1,305,495
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		583,000	527,615
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		110,000	118,983
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		4,243,000	4,243,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		901,000	898,748
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		1,645,000	1,550,413
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		1,889,000	2,365,973
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		32,000	33,920
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23		310,000	307,285
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		4,122,000	4,343,558
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		1,495,000	1,196,000
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		1,095,000	1,010,970
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		2,813,000	2,893,874
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		1,440,000	1,332,000
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		850,000	894,727
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,340,000	1,366,800
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		107,000	95,631
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		1,725,000	1,783,219
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		75,000	77,063
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		45,000	44,438
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		2,834,000	2,916,952
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		121,000	124,328
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	146,994
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		1,955,000	1,654,419
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		815,000	827,225
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		930,000	985,800
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		1,630,000	1,556,650
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		100,000	94,188
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		1,280,000	1,270,401
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		1,380,000	1,173,000
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		1,220,000	1,174,250
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		1,025,000	1,073,688
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		1,630,000	1,568,876
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		2,068,000	1,787,787
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,395,000	2,140,532
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		540,000	543,888

			131,112,735
Consumer staples (1.1%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		1,635,000	1,624,782
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	61,752
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		685,000	663,594
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		580,000	593,415
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		2,405,000	2,405,000
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		165,000	175,935
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		395,000	408,414
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		250,000	211,250
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		45,000	45,788
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		1,386,000	783,090
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		3,633,000	2,611,219
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		840,000	865,788
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		1,172,000	1,167,605
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		1,680,000	1,722,000
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		1,680,000	1,711,500
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		54,000	55,350
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		1,723,000	1,895,790
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		2,968,000	2,991,383
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		244,000	254,977
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		1,195,000	1,266,115
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,799,000	1,861,965
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		22,000	22,825
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	1,400,000	1,443,167
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		$1,957,000	2,036,356
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		840,000	847,351
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		1,055,000	1,223,800
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25		15,000	16,575
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		1,595,000	1,705,486
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		1,580,000	1,799,226
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		50,000	54,760
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		575,000	616,688
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		916,000	959,318
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		730,000	766,070
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		935,000	949,025
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		370,000	399,138

			36,216,497
Energy (3.6%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		2,750,000	2,801,563
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		2,095,000	1,977,157
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		1,654,000	1,529,950
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		56,000	40,460
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		911,000	748,434
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		562,000	496,280
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		790,000	764,447
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		74,000	63,085
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		70,000	68,509
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		631,000	586,370
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		89,000	99,749
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		2,795,000	3,071,344
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		954,000	864,563
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		760,000	668,967
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		434,000	425,320
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		1,915,000	1,833,038
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		1,155,000	1,160,775
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		899,000	809,100
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21 (In default)(NON)		1,868,000	714,511
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		1,000,000	1,159,013
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		860,000	1,009,319
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		677,000	660,912
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		1,909,000	1,965,073
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		880,000	941,623
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		3,176,000	3,048,960
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		1,635,000	1,647,786
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		5,627,000	4,305,753
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		86,000	82,768
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		4,186,000	4,142,005
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		330,000	314,326
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		1,161,000	1,079,730
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		58,000	49,735
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		1,802,000	1,681,483
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)		436,000	362,426
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		3,067,000	1,242,135
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		2,455,000	1,509,825
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		965,000	593,475
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		130,000	130,248
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41		168,000	163,800
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		735,000	14,700
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		44,000	7,260
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		76,000	12,540
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24		619,000	528,923
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		1,311,000	1,107,795
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		1,371,000	1,360,718
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		845,000	714,025
Occidental Petroleum Corp. sr. unsec. unsub. notes Ser. 1, 4.10%, 2/1/21		1,499,000	1,504,996
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		6,941,000	7,730,747
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		4,451,000	4,757,006
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		13,947,000	14,557,181
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		3,006,000	3,145,028
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		3,525,000	3,662,510
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		1,537,000	36,888
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		4,617,000	110,808
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		24,565,000	589,560
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		2,660,000	2,411,617
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		8,180,000	6,826,374
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 6.84%, 1/23/30 (Mexico)		1,135,000	999,084
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5.95%, 1/28/31 (Mexico)		9,697,000	8,001,480
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		1,713,000	1,096,320
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		1,655,000	1,761,884
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		2,955,000	1,447,950
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		1,571,000	844,413
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		1,480,000	744,263
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		1,624,000	1,404,760
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		560,000	586,601
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		40,000	40,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		65,000	61,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		575,000	555,232
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		576,150	504,131
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,453,000	1,235,050
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		129,000	124,647
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		580,000	568,934
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		16,000	17,760
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		1,743,000	1,690,710
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		35,000	30,800
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		2,113,000	2,030,487
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		1,674,000	1,563,830

			119,202,254
Financials (2.7%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		1,830,000	1,701,900
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		1,490,000	1,484,964
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		5,410,000	6,980,656
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		32,000	34,241
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,221,000	1,556,775
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,350,000	1,450,791
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		2,180,000	2,220,875
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		1,087,000	1,126,175
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		781,000	797,596
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		1,645,000	1,762,994
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		2,049,000	2,267,777
Credit Suisse Group AG 144A jr. unsec. sub. FRB 5.10%, perpetual maturity (Switzerland)		755,000	715,363
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		905,000	946,856
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		4,280,000	4,595,650
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		3,250,000	4,456,563
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,223,000	1,673,123
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		685,000	657,600
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,155,000	1,237,164
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		886,000	859,420
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		1,735,000	1,886,639
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		56,000	61,185
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		1,925,000	1,867,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		120,000	120,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		910,000	910,637
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,155,000	1,114,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		1,115,000	1,048,323
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		1,370,000	1,368,288
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		2,580,000	2,409,076
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		1,586,000	1,435,330
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		750,000	727,500
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		950,000	760,000
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	100,000	211,753
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		$3,146,000	3,185,325
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	1,075,000	1,332,033
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$25,000	26,438
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		1,570,000	1,611,213
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		980,000	931,000
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		2,185,000	2,042,975
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		1,370,000	1,512,288
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		2,445,000	3,536,082
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		1,430,000	1,435,005
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		1,580,000	1,703,468
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		1,572,000	1,656,156
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		675,000	721,609
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,045,000	1,081,565
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		1,408,000	1,444,520
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		145,000	135,575
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		2,020,000	1,838,200
Stearns Holdings, LLC/Stearns Co-Issuer, Inc. 144A notes 5.00%, 11/5/24		26,576	15,945
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		705,000	726,150
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		2,667,000	2,226,945
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		1,400,000	1,467,582
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		10,740,000	11,424,675

			90,502,688
Health care (1.5%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,444,000	2,608,970
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	111,107
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$1,220,000	1,250,500
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		35,000	33,206
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		1,715,000	1,800,750
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		855,000	880,650
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		1,185,000	1,190,925
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		3,185,000	3,230,450
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		35,000	32,952
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		1,985,000	2,059,438
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		2,620,000	2,764,100
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		74,000	74,833
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		835,000	868,575
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		955,000	983,335
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		950,000	984,827
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		4,519,000	4,253,509
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.625%, 1/15/24		1,420,000	1,388,590
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		915,000	864,858
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28		720,000	798,336
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		82,000	94,736
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		3,915,000	4,262,457
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		45,000	43,343
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		495,000	506,757
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		330,000	335,841
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		14,000	14,070
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		120,000	129,120
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		1,850,000	1,928,625
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		2,792,000	2,844,351
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		1,135,000	1,112,061
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		23,000	22,828
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		455,000	484,007
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		3,855,000	3,803,729
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		4,236,000	4,124,805
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		1,520,000	1,606,458
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		1,620,000	1,664,550
Teva Pharmaceutical Finance Netherlands III BV 144A company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		795,000	846,270

			50,003,919
Technology (0.7%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		55,000	56,375
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		545,000	550,450
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		30,000	34,476
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		3,955,000	4,534,310
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		1,568,000	1,624,350
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		45,000	47,433
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		834,000	839,307
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		1,453,000	1,286,499
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		6,398,000	5,574,257
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		645,000	670,800
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		1,172,000	1,195,440
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		690,000	707,250
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		1,485,000	1,503,563
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		2,810,000	2,787,183
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		630,000	651,074

			22,062,767
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes 6.00%, 5/15/26		1,450,000	1,506,188
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		3,414,000	3,499,350
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		810,000	840,375
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		535,000	550,948
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		924,000	801,847
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		509,000	479,631
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	32,725
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		1,105,000	1,115,730
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		1,620,000	1,579,500
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		2,495,000	2,967,329
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		62,000	65,410
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		413,000	431,069
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		2,235,000	2,357,925
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		1,265,000	1,327,687
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		2,904,000	3,065,498
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		295,000	309,750
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		2,590,000	2,533,875
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26 (In default)(NON)		1,544,000	1,663,660
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		650,000	643,273
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		999,000	1,041,458
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		60,000	60,675
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		830,000	872,622
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		485,000	500,557
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		52,000	53,370
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		2,863,000	2,921,520

			31,221,972

Total corporate bonds and notes (cost $694,916,429)			$663,568,713

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.5%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina) (In default)(NON)		$20,405,000	$8,202,810
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina) (In default)(NON)		16,490,000	6,884,575
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		12,495,000	7,059,675
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		760,000	863,539
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina) (In default)(NON)		12,708,000	5,161,037
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		740,000	300,903
Buenos Aires (Province of) unsec. FRN 32.807%, 5/31/22 (Argentina)	ARS	99,370,000	1,234,058
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		$12,315,000	5,001,429
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina) (In default)(NON)		10,597,000	4,342,499
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)		4,790,000	5,388,750
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		20,752,000	12,022,542
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		150,000	92,252
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 6.85%, 1/27/45 (Dominican Republic)		2,550,000	2,437,800
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		7,888,000	6,752,128
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		1,345,000	1,380,307
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		5,272,000	5,911,230
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		11,318,000	11,841,458
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		4,819,000	4,847,914
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		3,264,000	3,280,320
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 4/18/24 (Dominican Republic)		1,551,000	1,589,775
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		7,440,000	7,514,400
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		2,200,000	1,989,900
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		11,840,000	11,233,437
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		3,011,000	3,059,949
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		7,155,000	7,190,846
Egypt (Arab Republic of) 144A sr. unsec. bonds 8.875%, 5/29/50 (Egypt)		2,975,000	2,935,314
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		6,810,000	6,452,475
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		2,515,000	2,521,011
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.625%, 2/1/41 (El Salvador)		4,165,000	3,525,673
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		2,898,000	2,485,064
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		4,150,000	3,631,250
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		337,000	344,017
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		2,705,000	3,056,656
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		21,200,000	23,876,500
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		3,055,000	4,174,108
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		12,420,000	13,785,890
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		5,860,000	6,087,046
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		23,575,000	23,486,594
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		11,850,300	11,657,733
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	3,940,000	4,109,025
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		$3,920,000	4,003,300
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		6,251,000	6,251,000
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	4,445,000	4,644,428
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$1,119,000	1,379,727
Jamaica (Government of) sr. unsec. unsub. notes 6.75%, 4/28/28 (Jamaica)		400,000	449,404
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%, 5/22/32 (Kenya)		10,100,000	9,936,007
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		1,637,000	1,929,139
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		5,769,000	5,365,170
Qatar (State of) 144A sr. unsec. notes 3.75%, 4/16/30 (Qatar)		3,540,000	4,030,969
Qatar (State of) 144A sr. unsec. notes 3.40%, 4/16/25 (Qatar)		3,060,000	3,327,774
Qatar (State of) 144A sr. unsec. unsub. bonds 4.40%, 4/16/50 (Qatar)		3,240,000	4,010,148
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		30,930,000	29,963,438
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		19,630,000	19,973,525
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		5,020,000	4,693,976
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		5,970,000	6,328,200
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		6,485,000	6,347,155
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		11,628,000	11,744,280
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		11,880,000	11,773,080
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		2,900,000	174,000
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		13,582,000	814,920
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		2,093,000	125,580
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		21,992,000	1,319,520
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		2,350,000	2,561,460
Vietnam (Socialist Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		600,000	653,990

Total foreign government and agency bonds and notes (cost $450,980,516)			$379,512,079

CONVERTIBLE BONDS AND NOTES (6.9%)(a)
		Principal amount	Value
Basic materials (—%)
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	640,000	$789,994
Symrise AG cv. sr. unsec. notes 0.238%, 6/20/24 (Germany)	EUR	200,000	279,837

			1,069,831
Capital goods (0.2%)
Airbus SE cv. sr. unsec. unsub. notes zero %, 6/14/21 (France)	EUR	700,000	777,783
Fortive Corp. cv. company guaranty sr. unsec. notes 0.875%, 2/15/22		$3,852,000	3,783,420
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22		1,717,000	2,035,225
MTU Aero Engines AG cv. sr. unsec. unsub. notes 0.125%, 5/17/23 (Germany)	EUR	100,000	142,719

			6,739,147
Communication services (0.4%)
8x8, Inc. cv. sr. unsec. notes 0.50%, 2/1/24		$54,000	48,309
Cellnex Telecom, SA cv. sr. unsec. unsub. notes 1.50%, 1/16/26 (Spain)	EUR	400,000	759,842
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$3,359,000	3,085,626
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46		2,456,000	3,433,430
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		986,000	1,034,708
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		1,942,000	1,815,679
Telefonica Participaciones SAU cv. company guaranty sr. unsec. unsub. notes zero %, 3/9/21 (Spain)	EUR	400,000	444,591
Vodafone Group PLC cv. sr. unsec. unsub. notes zero %, 11/26/20 (United Kingdom)	GBP	200,000	246,242
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24		$2,639,000	2,461,500

			13,329,927
Consumer cyclicals (1.0%)
adidas AG 144A cv. sr. unsec. notes 0.05%, 9/12/23 (Germany)	EUR	600,000	748,716
Archer Obligations cv. sr. unsec. notes Ser. KER, zero %, 3/31/23 (France)	EUR	200,000	282,947
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25		$3,260,000	4,027,133
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25		2,940,000	3,341,163
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26		892,000	1,098,521
Compagnie Generale des Etablissements Michelin SCA cv. sr. unsec. unsub. notes zero %, 1/10/22 (France)		400,000	391,300
Dick's Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25		1,387,000	1,919,836
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23		1,283,000	1,621,506
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		283,000	189,850
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		159,000	240,184
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		1,677,000	1,818,436
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23		3,022,000	3,065,442
LVMH Moet Hennessy Louis Vuitton SA cv. sr. unsec. notes zero % (Units), 2/16/21 (France)		596	283,125
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22		2,018,000	1,858,075
NCL Corp, Ltd. 144A cv. company guaranty sr. unsec. notes 6.00%, 5/15/24		1,310,000	1,744,105
Nexity SA cv. sr. unsec. notes 0.25% (Units), 3/2/25 (France)	EUR	2,850	175,262
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26		$876,000	1,312,145
RH 144A cv. sr. unsec. notes zero %, 9/15/24		2,293,000	3,024,102
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 4.25%, 6/15/23		1,033,000	960,690
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25		3,340,000	3,783,660
Tesla Motors, Inc. cv. sr. unsec. notes 2.00%, 5/15/24		153,000	536,826
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25		1,238,000	1,516,550

			33,939,574
Consumer staples (0.6%)
Bloomin' Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25		592,000	675,648
Chegg, Inc. cv. sr. unsec. notes 0.125%, 3/15/25		1,942,000	2,746,280
Delivery Hero AG cv. sr. unsec. notes Ser. REGS, 0.25%, 1/23/24 (Germany)	EUR	100,000	128,370
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26		$2,075,000	2,829,336
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26		4,228,000	5,193,388
Pinduoduo, Inc. 144A cv. sr. unsec. notes zero %, 10/1/24 (China)		389,000	788,211
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24		1,735,000	3,093,556
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25		1,360,000	1,581,286
Zillow Group, Inc. 144A cv. sr. unsec. sub. notes 1.375%, 9/1/26		1,831,000	2,641,490

			19,677,565
Energy (0.1%)
BP Capital Markets PLC cv. company guaranty sr. unsec. unsub. notes 1.00%, 4/28/23, (United Kingdom)	GBP	300,000	386,707
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $393,884)(RES)		$566,658	84,999
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23		497,000	75,842
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25		1,282,000	1,512,487
RAG-Stiftung cv. sr. unsec. unsub. notes zero %, 2/18/21 (Germany)	EUR	400,000	446,299
TOTAL SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		$800,000	788,200
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23		1,277,000	526,583

			3,821,117
Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)		1,612,000	1,473,972
Deutsche Wohnen SE cv. sr. unsec. unsub. notes 0.60%, 1/5/26 (Germany)	EUR	600,000	722,909
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22		$1,088,000	1,050,573
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)		1,684,000	2,164,993
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23		2,294,000	2,213,710
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23		1,031,000	1,517,128

			9,143,285
Health care (0.9%)
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 5/15/27		1,086,000	1,263,856
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24		1,393,000	1,457,888
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25		2,745,000	2,810,164
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25		727,000	884,902
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27		5,477,000	5,673,908
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23		2,014,000	2,187,124
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26		2,585,000	2,822,648
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25		1,171,000	1,064,522
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1.50%, 6/15/26		1,155,000	1,193,558
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 6/15/24		1,152,000	1,187,672
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)		2,645,000	2,418,394
Livongo Health, Inc. 144A cv. sr. unsec. notes 0.875%, 6/1/25		265,000	319,683
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		925,000	1,538,022
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22		1,580,000	1,724,104
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		200,000	216,266
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25		877,000	1,021,592
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27		426,000	470,671

			28,254,974
Technology (3.1%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		2,679,000	3,336,164
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27		5,076,000	5,521,678
Blackline, Inc. 144A cv. sr. unsec. notes 0.125%, 8/1/24		2,274,000	2,894,195
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25		1,164,000	1,402,620
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26		466,000	538,118
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26		2,538,000	3,572,235
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24 (Israel)		1,700,000	1,580,949
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23		1,102,000	2,678,747
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23		2,109,000	2,594,321
Everbridge, Inc. 144A cv. sr. unsec. notes 0.125%, 12/15/24		259,000	351,943
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25		1,428,000	1,528,853
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25		1,600,000	1,860,997
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25		1,161,000	1,239,368
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25		1,950,000	2,352,188
iQIYI, Inc. cv. sr. unsec. notes 2.00%, 4/1/25, (acquired 3/27/19, cost $220,000) (China)(RES)		220,000	218,148
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		1,728,000	1,476,127
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24		1,030,000	1,274,213
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26		3,861,000	4,063,704
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27		1,506,000	2,221,421
MongoDB, Inc. 144A cv. sr. unsec. notes 0.25%, 1/15/26		498,000	626,984
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23		1,404,000	1,356,608
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25		3,093,000	4,312,437
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26		592,000	639,051
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23		2,607,000	3,163,621
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.75%, 7/1/23		1,248,000	1,334,084
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25		4,427,000	4,407,061
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25		1,191,000	1,210,130
Pluralsight, Inc. cv. sr. unsec. notes 0.375%, 3/1/24		1,495,000	1,312,364
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24		2,541,000	2,494,969
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26		1,920,000	2,180,211
RealPage, Inc. cv. sr. unsec. notes 1.50%, 5/15/25		1,167,000	1,254,784
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25		3,148,000	3,370,535
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24		1,284,000	1,442,372
Sea, Ltd. 144A cv. sr. unsec. notes 1.00%, 12/1/24 (Thailand)		471,000	1,014,005
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22		115,000	344,989
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25		1,038,000	1,114,467
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26		3,667,000	4,586,042
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25		811,000	1,191,457
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27		5,078,244	5,410,132
STMicroelectronics NV cv. sr. unsec. notes 0.25%, 7/3/24 (France)		600,000	879,420
STMicroelectronics NV cv. sr. unsec. notes zero %, 7/3/22 (France)		200,000	269,444
Talend SA 144A cv. sr. unsec. notes 1.75%, 9/1/24	EUR	200,000	215,635
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23		$340,000	1,054,943
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21		3,445,000	3,371,011
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21		1,161,000	1,146,562
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24		1,681,000	1,932,578
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23 (Israel)		1,549,000	2,874,364
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22		1,737,000	2,387,482
Xero Investments, Ltd. cv. sr. unsec. notes Ser. REGS, 2.375%, 10/4/23 (New Zealand)		200,000	292,009
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25		1,448,000	1,544,616
Zynga, Inc. cv. sr. unsec. notes 0.25%, 6/1/24		1,925,000	2,487,546

			101,927,902
Transportation (0.2%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24		1,242,000	1,169,538
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25		4,684,000	5,625,629

			6,795,167
Utilities and power (0.1%)
Eni SpA cv. sr. unsec. unsub. notes zero %, 4/13/22 (Italy)	EUR	200,000	220,440
Iberdrola International BV cv. company guaranty sr. unsec. unsub. notes zero %, 11/11/22 (Spain)	EUR	300,000	426,102
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48		$2,063,000	2,085,719

			2,732,261

Total convertible bonds and notes (cost $209,322,514)			$227,430,750

PURCHASED SWAP OPTIONS OUTSTANDING (4.3%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Barclays Bank PLC
(0.353)/3 month USD-LIBOR-BBA/Aug-25 (United Kingdom)	Aug-20/0.353		$695,749,700	$1,607,182
(0.4525)/3 month USD-LIBOR-BBA/Jul-25 (United Kingdom)	Jul-20/0.4525		1,542,885,400	1,543
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		103,968,200	6,520,886
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		536,553,400	5,832,335
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		103,968,200	5,196,331
0.439/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439		157,691,000	952,454
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		103,968,200	133,079
(0.439)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439		157,691,000	115,114
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		103,968,200	2,079
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		536,553,400	537
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	8,434,114
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	829,461
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		77,778,300	437,114
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	6,233,323
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	6,127,080
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		123,520,600	5,886,992
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33		415,873,100	4,599,556
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042		93,055,300	2,599,035
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	680,031
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	660,357
0.794/3 month USD-LIBOR-BBA/Jul-50	Jul-20/0.794		50,145,000	611,268
(0.67)/3 month USD-LIBOR-BBA/Jul-30	Jul-20/0.67		92,076,600	429,998
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	20,899,263
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		44,214,400	20,737,880
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		44,214,400	18,324,658
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		58,978,200	5,141,719
2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		10,000,000	4,227,300
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		58,978,200	1,654,928
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		33,333,500	34,667
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		7,791,000	1,144,186
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		558,015,100	7,114,693
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	83,593,200	2,566,751
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	83,593,200	1,491,401
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$558,015,100	556

Total purchased swap options outstanding (cost $82,585,717)				$141,227,871

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Nov-20/$1.16	$106,023,628	EUR	94,369,050	$882,753
EUR/USD (Call)	Sep-20/1.17	107,419,015	EUR	95,611,050	292,932
USD/JPY (Put)	Nov-20/JPY 105.00	77,382,150		$77,382,150	828,608
Barclays Bank PLC
EUR/USD (Call) (United Kingdom)	Sep-20/$1.17	107,419,015	EUR	95,611,050	292,932
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	161,887,362	EUR	144,092,000	644,150
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.62	88,044,476	AUD	127,582,200	352
EUR/USD (Call)	Nov-20/1.16	106,023,628	EUR	94,369,050	882,753
USD/JPY (Put)	Nov-20/JPY 105.00	77,382,150		$77,382,150	828,608
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Aug-20/$102.09	36,000,000		36,000,000	243,360
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-20/103.56	1,001,000,000		1,001,000,000	7,536,529
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Jul-20/103.31	491,000,000		491,000,000	4,756,317
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-20/104.03	827,000,000		827,000,000	3,308,000
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.60	207,000,000		207,000,000	496,386
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-20/104.81	142,000,000		142,000,000	578,082
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-20/104.88	127,000,000		127,000,000	446,024
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-20/104.84	85,000,000		85,000,000	322,150
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.90	80,530,626	EUR	71,678,350	1,058,010

Total purchased options outstanding (cost $15,645,904)					$23,397,946

SENIOR LOANS (1.6%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/31/24	$1,041,396	$998,438
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.76%, 9/6/24	1,303,415	1,194,797
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.808%, 3/1/26	566,554	538,793
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	1,495,000	1,286,948
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.363%, 6/26/25	1,967,040	1,875,244

		5,894,220
Capital goods (0.4%)
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD 3 Month + 2.00%), 3.899%, 7/1/26	84,150	80,363
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.561%, 4/3/24	1,969,397	1,759,656
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 5/31/25	1,864,046	1,806,572
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.463%, 2/5/23	155,741	148,266
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	584,257	531,674
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.428%, 6/30/27	690,000	676,200
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	7,137,113	6,702,940

		11,705,671
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 3.178%, 11/3/24	814,991	785,447
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 4.75%), 8.00%, 11/27/23	290,000	288,550
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	740,000	738,891
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	967,575	914,660

		2,727,548
Consumer cyclicals (0.5%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.26%, 8/21/26	1,389,501	1,257,498
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	1,172,823	1,158,163
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.43%, 8/24/26	74,438	60,387
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/30/26	1,381,001	1,353,382
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.081%, 10/4/23	1,408,748	1,152,356
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 5/1/26	860,675	791,104
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.70%, 11/6/24	4,120,811	3,889,016
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.428%, 10/1/25	1,777,278	1,736,845
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,360,000	734,400
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	493,434	409,303
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 3.476%, 8/14/24	89,089	78,309
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 11/28/22	2,050,795	1,640,636
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	1,174,100	1,117,353
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.435%, 12/17/26	350,000	333,083
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	1,757,473	1,652,024

		17,363,859
Consumer staples (0.2%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	2,662,774	2,536,292
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.452%, 6/21/24	3,385,723	3,089,471
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.41%, 2/5/25	78,990	72,868

		5,698,631
Energy (—%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22 (In default)(NON)	684,000	235,980
ChampionX Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.00%), 6.00%, 6/3/27	1,000,000	962,500

		1,198,480
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	731,325	719,746

		719,746
Health care (0.2%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.404%, 2/4/27	1,110,000	1,057,275
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.429%, 6/30/25	4,898,836	4,558,980
Sotera Health Holdings, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.50%, 12/13/26	1,420,000	1,385,832

		7,002,087
Technology (—%)
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.179%, 11/1/23	602,904	601,397
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	41,250	39,022

		640,419
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	613,463	590,151

		590,151

Total senior loans (cost $57,516,351)		$53,540,812

ASSET-BACKED SECURITIES (1.5%)(a)
	Principal amount	Value
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	$7,798,000	$8,332,397
Cascade Funding Mortgage Trust 144A FRB Ser. 19-HB1, Class M5, 6.00%, 12/25/29(WAC)	1,054,000	748,129
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class M5, 6.00%, 4/25/29(WAC)	7,185,000	5,099,913
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.035%, 11/25/51	2,216,667	2,213,896
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.985%, 6/25/52	2,676,000	2,649,240
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%), 1.927%, 5/30/22	3,250,000	3,250,057
Nationstar HECM Loan Trust 144A
Ser. 18-2A, Class M5, 6.00%, 7/25/28(WAC)	2,739,000	2,575,364
Ser. 19-2A, Class M4, 5.682%, 11/26/29(WAC)	9,376,000	9,353,835
RMF Buyout Issuance Trust 144A
Ser. 20-1, Class M5, 6.00%, 2/25/30(WAC)	1,935,000	1,550,183
Ser. 19-1, Class M5, 6.00%, 7/25/29(WAC)	324,000	336,798
Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	149,000	149,298
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.01%, 3/26/21	530,000	530,000
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 0.83%), 0.998%, 9/7/21	3,452,000	3,452,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.935%, 10/24/20	558,000	558,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.885%, 9/24/20	947,000	947,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.818%, 6/25/51	8,223,000	8,223,000

Total asset-backed securities (cost $51,875,809)		$49,969,110

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Stearns Holdings, LLC Class B(F)	11/5/39	$0.01	74,331	$74,331

Total warrants (cost $74,331)				$74,331

SHORT-TERM INVESTMENTS (28.0%)(a)
		Principal amount/ shares	Value
Barclays Bank PLC CCP asset-backed commercial paper 1.715%, 8/21/20		$10,000,000	$9,996,692
BASF SE commercial paper 1.708%, 8/10/20		10,000,000	9,983,384
Bemis Co., Inc. commercial paper 0.350%, 7/17/20		11,000,000	10,998,561
Chariot Funding, LLC asset-backed commercial paper 1.254%, 7/10/20		10,000,000	9,999,636
Chariot Funding, LLC asset-backed commercial paper 1.254%, 7/9/20		10,000,000	9,999,658
CHARTA, LLC asset-backed commercial paper 0.955%, 10/23/20		10,000,000	9,991,439
DuPont de Nemours, Inc. commercial paper 0.400%, 8/5/20		10,000,000	9,996,520
Enbridge US, Inc. commercial paper 0.600%, 7/23/20		10,000,000	9,998,103
Enbridge US, Inc. commercial paper 0.500%, 7/21/20		10,000,000	9,998,308
ENGIE SA commercial paper 1.786%, 8/11/20		10,000,000	9,992,463
ENGIE SA commercial paper 0.650%, 7/15/20		10,000,000	9,997,250
ENGIE SA commercial paper 0.410%, 7/20/20		10,000,000	9,997,222
Entergy Corp. commercial paper 0.551%, 9/10/20		10,000,000	9,987,920
ETP Legacy LP commercial paper 0.700%, 7/1/20		25,000,000	24,998,133
General Motors Financial Co., Inc. commercial paper 0.650%, 7/1/20		25,000,000	24,999,547
Interest in $67,377,000 tri-party repurchase agreement dated 6/30/20 with Citigroup Global Markets, Inc. due 7/1/20 - maturity value of $67,377,168 for an effective yield of 0.090% (collateralized by various U.S. Treasury notes and a U.S. Treasury bond with coupon rates ranging from 0.375% to 2.375% and due dates ranging from 11/15/26 to 7/15/27, valued at $68,749,103)		67,377,000	67,377,000
Keurig Dr Pepper, Inc. commercial paper 0.350%, 8/24/20		10,000,000	9,993,079
Old Line Funding, LLC asset-backed commercial paper 1.157%, 10/16/20		10,000,000	9,993,460
Old Line Funding, LLC asset-backed commercial paper 1.113%, 9/9/20		10,000,000	10,000,000
Putnam Short Term Investment Fund 0.41%(AFF)	Shares	313,759,666	313,759,666
Shell International Finance BV commercial paper 0.523%, 6/11/21		$5,000,000	4,973,666
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(P)	Shares	40,436,000	40,436,000
Thunder Bay Funding, LLC asset-backed commercial paper 1.154%, 7/21/20		$11,000,000	10,999,166
U.S. Treasury Bills 0.310%, 7/23/20(SEGSF)(SEGTBA)		25,387,000	25,385,100
U.S. Treasury Bills 0.203%, 7/9/20(SEGSF)		13,592,000	13,591,653
U.S. Treasury Bills 0.155%, 9/17/20(SEGSF)		4,610,000	4,608,552
U.S. Treasury Bills 0.155%, 9/15/20(SEGSF)(SEGCCS)(SEGTBA)		2,907,000	2,906,141
U.S. Treasury Bills 0.138%, 10/8/20(SEGSF)(SEGCCS)		14,170,000	14,163,960
U.S. Treasury Bills 0.131%, 8/25/20(SEG)(SEGSF)(SEGCCS)		4,100,000	4,099,123
U.S. Treasury Bills 0.112%, 7/16/20(SEGSF)		3,821,000	3,820,797
U.S. Treasury Bills 0.101%, 8/11/20(SEG)(SEGSF)(SEGCCS)(SEGTBA)		21,009,000	21,005,889
U.S. Treasury Bills 0.024%, 9/3/20(SEG)(SEGSF)(SEGCCS)		11,446,000	11,443,100
U.S. Treasury Bills 0.019%, 9/24/20(SEG)(SEGSF)(SEGCCS)		21,928,000	21,920,493
U.S. Treasury Bills 0.015%, 9/10/20(SEG)(SEGSF)(SEGCCS)		45,117,000	45,104,988
U.S. Treasury Bills 0.011%, 8/6/20(SEG)(SEGSF)		24,472,000	24,469,063
U.S. Treasury Bills zero%, 8/20/20(SEGSF)(SEGCCS)		26,431,000	26,426,228
U.S. Treasury Bills zero%, 8/13/20(SEGSF)(SEGCCS)		20,255,000	20,251,734
U.S. Treasury Cash Management Bills 0.140%, 9/22/20(SEGSF)(SEGCCS)(SEGTBA)		21,124,000	21,117,521
Victory Receivables Corp. asset-backed commercial paper 1.254%, 7/17/20		10,000,000	9,999,259
WRKCo., Inc. commercial paper 0.300%, 7/2/20		6,000,000	5,999,910

Total short-term investments (cost $924,711,832)			$924,780,384
TOTAL INVESTMENTS

Total investments (cost $5,517,507,595)			$5,376,786,538

	FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $1,592,709,189) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/15/20	$5,878,518	$5,425,292	$453,226
		British Pound	Sell	9/16/20	169,087	171,831	2,744
		Canadian Dollar	Sell	7/15/20	26,375,324	25,426,946	(948,378)
		Czech Koruna	Buy	9/16/20	4,631,615	4,614,716	16,899
		Euro	Sell	9/16/20	13,691,021	13,656,485	(34,536)
		Hong Kong Dollar	Sell	8/19/20	15,995,081	15,979,044	(16,037)
		Japanese Yen	Sell	8/19/20	3,834,321	3,855,372	21,051
		New Taiwan Dollar	Buy	8/19/20	301,316	364,013	(62,697)
		New Zealand Dollar	Buy	7/15/20	9,392,847	8,725,358	667,489
		Norwegian Krone	Sell	9/16/20	3,347,742	3,341,306	(6,436)
		Swedish Krona	Buy	9/16/20	909,643	909,705	(62)
	Barclays Bank PLC
		British Pound	Sell	9/16/20	1,558,114	1,583,088	24,974
		Canadian Dollar	Sell	7/15/20	419,285	407,269	(12,016)
		Euro	Sell	9/16/20	40,928,000	40,842,954	(85,046)
		Indonesian Rupiah	Buy	8/19/20	13,265,083	12,490,088	774,995
		Indonesian Rupiah	Sell	8/19/20	13,088,343	13,163,347	75,004
		Japanese Yen	Buy	8/19/20	24,527,994	24,669,024	(141,030)
		New Zealand Dollar	Buy	7/15/20	14,673,362	13,632,310	1,041,052
		Norwegian Krone	Buy	9/16/20	19,966,453	20,787,376	(820,923)
		Polish Zloty	Sell	9/16/20	307,481	285,772	(21,709)
		Swedish Krona	Sell	9/16/20	21,062,189	20,982,172	(80,017)
	Citibank, N.A.
		British Pound	Sell	9/16/20	21,673,520	21,697,650	24,130
		Canadian Dollar	Sell	7/15/20	16,476,751	15,960,669	(516,082)
		Euro	Sell	9/16/20	7,054,099	7,037,902	(16,197)
		Japanese Yen	Buy	8/19/20	16,471,056	16,580,870	(109,814)
		New Zealand Dollar	Sell	7/15/20	13,804,420	12,820,756	(983,664)
		Norwegian Krone	Sell	9/16/20	3,347,742	3,342,743	(4,999)
		Swedish Krona	Sell	9/16/20	12,620,161	12,593,776	(26,385)
		Swiss Franc	Buy	9/16/20	12,924,456	12,890,055	34,401
	Credit Suisse International
		Australian Dollar	Buy	7/15/20	2,071	154,439	(152,368)
		British Pound	Sell	9/16/20	3,105,196	3,154,821	49,625
		Canadian Dollar	Sell	7/15/20	16,452,221	16,129,153	(323,068)
		Euro	Sell	9/16/20	10,084,182	10,057,937	(26,245)
		New Zealand Dollar	Buy	7/15/20	980,717	921,970	58,747
	Goldman Sachs International
		Australian Dollar	Sell	7/15/20	2,542,870	2,578,429	35,559
		British Pound	Buy	9/16/20	10,328,380	10,492,693	(164,313)
		Canadian Dollar	Buy	7/15/20	59,497,805	57,679,294	1,818,511
		Euro	Sell	9/16/20	36,518,203	36,414,696	(103,507)
		Hong Kong Dollar	Sell	8/19/20	4,235,094	4,233,896	(1,198)
		Japanese Yen	Buy	8/19/20	1,538,778	1,515,730	23,048
		New Zealand Dollar	Sell	7/15/20	13,835,525	12,934,366	(901,159)
		Norwegian Krone	Sell	9/16/20	6,222,023	6,233,350	11,327
		Russian Ruble	Buy	9/16/20	12,912,911	12,543,362	369,549
		Russian Ruble	Sell	9/16/20	12,841,825	12,891,284	49,459
		Swedish Krona	Buy	9/16/20	24,706,251	24,679,374	26,877
		Swiss Franc	Buy	9/16/20	12,977,456	12,957,817	19,639
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/15/20	21,570,463	19,968,479	1,601,984
		British Pound	Sell	9/16/20	5,677,343	5,767,571	90,228
		Canadian Dollar	Sell	7/15/20	8,173,701	7,798,541	(375,160)
		Euro	Buy	9/16/20	3,776,771	3,787,949	(11,178)
		Hong Kong Dollar	Sell	8/19/20	22,738,666	22,710,945	(27,721)
		Indian Rupee	Sell	8/19/20	58,300	117,807	59,507
		Japanese Yen	Buy	8/19/20	19,730,268	19,715,562	14,706
		New Zealand Dollar	Sell	7/15/20	11,752,836	10,809,446	(943,390)
		Norwegian Krone	Sell	9/16/20	6,695,495	6,686,288	(9,207)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	7/15/20	5,694,317	5,264,480	(429,837)
		British Pound	Buy	9/16/20	6,027,915	6,216,081	(188,166)
		Canadian Dollar	Sell	7/15/20	28,745,625	28,311,151	(434,474)
		Euro	Buy	9/16/20	97,767,168	97,458,992	308,176
		Japanese Yen	Buy	8/19/20	10,290,663	10,311,616	(20,953)
		New Zealand Dollar	Buy	7/15/20	83,829	77,900	5,929
		Norwegian Krone	Sell	9/16/20	1,369,357	1,408,691	39,334
		Singapore Dollar	Buy	8/19/20	101,116	580,320	(479,204)
		Swedish Krona	Buy	9/16/20	708,291	720,922	(12,631)
		Swiss Franc	Buy	9/16/20	24,932,725	24,892,034	40,691
	NatWest Markets PLC
		Australian Dollar	Buy	7/15/20	101,936	93,525	8,411
		British Pound	Buy	9/16/20	11,447,287	11,631,349	(184,062)
		Canadian Dollar	Buy	7/15/20	2,665,612	2,541,754	123,858
		Euro	Sell	9/16/20	28,998,761	28,926,945	(71,816)
		Japanese Yen	Sell	8/19/20	187,271	188,273	1,002
		New Zealand Dollar	Sell	7/15/20	800,925	647,962	(152,963)
		Norwegian Krone	Buy	9/16/20	16,755,911	16,917,738	(161,827)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/15/20	3,191,683	3,725,127	(533,444)
		British Pound	Sell	9/16/20	62,705,763	63,210,890	505,127
		Canadian Dollar	Sell	7/15/20	100,208,006	97,627,068	(2,580,938)
		Euro	Sell	9/16/20	109,892,561	109,599,018	(293,543)
		Hong Kong Dollar	Sell	8/19/20	66,383,995	66,316,095	(67,900)
		Japanese Yen	Sell	8/19/20	12,091,210	12,145,264	54,054
		New Zealand Dollar	Buy	7/15/20	10,406,989	8,398,553	2,008,436
		Norwegian Krone	Sell	9/16/20	10,282,903	10,265,942	(16,961)
		Swedish Krona	Buy	9/16/20	475,091	525,425	(50,334)
		Swiss Franc	Buy	9/16/20	25,979,981	25,925,146	54,835
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/15/20	11,708,104	10,802,819	905,285
		British Pound	Buy	9/16/20	2,274,258	2,309,965	(35,707)
		Canadian Dollar	Sell	7/15/20	29,279,086	28,828,649	(450,437)
		Euro	Sell	9/16/20	26,055,107	26,022,895	(32,212)
		New Zealand Dollar	Buy	7/15/20	3,745,845	3,480,494	265,351
		Swedish Krona	Buy	9/16/20	493,523	493,512	11
		Swiss Franc	Buy	9/16/20	25,848,811	25,795,798	53,013
	UBS AG
		Australian Dollar	Sell	7/15/20	24,812,182	23,182,187	(1,629,995)
		British Pound	Sell	9/16/20	10,237,018	10,403,346	166,328
		Canadian Dollar	Buy	7/15/20	8,628,637	8,507,408	121,229
		Euro	Sell	9/16/20	7,630,743	7,615,189	(15,554)
		Hong Kong Dollar	Sell	8/19/20	10,547,999	10,537,383	(10,616)
		Japanese Yen	Buy	8/19/20	24,673,022	24,846,155	(173,133)
		New Zealand Dollar	Buy	7/15/20	46,773,344	44,286,030	2,487,314
		Norwegian Krone	Sell	9/16/20	13,392,642	13,251,221	(141,421)
		Swedish Krona	Buy	9/16/20	13,610,487	13,551,793	58,694
	WestPac Banking Corp.
		Australian Dollar	Buy	7/15/20	10,564,383	9,297,280	1,267,103
		British Pound	Sell	9/16/20	3,595,601	3,647,363	51,762
		Canadian Dollar	Sell	7/15/20	13,286,075	13,143,107	(142,968)
		Euro	Sell	9/16/20	11,377,017	11,335,349	(41,668)
		Japanese Yen	Sell	8/19/20	4,832,928	4,856,497	23,569
		New Zealand Dollar	Buy	7/15/20	5,859,509	5,413,400	446,109

	Unrealized appreciation						16,360,352

	Unrealized (depreciation)						(15,277,306)

	Total						$1,083,046
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Short)	542	$107,489,559	$107,489,518	Sep-20	$(1,729,836)
U.S. Treasury Bond Ultra 30 yr (Long)	651	142,019,719	142,019,719	Sep-20	(1,221,793)
U.S. Treasury Note 2 yr (Short)	19,253	4,251,603,910	4,251,603,909	Sep-20	(607,218)
U.S. Treasury Note 5 yr (Short)	1,221	153,531,212	153,531,212	Sep-20	(336,584)
U.S. Treasury Note 10 yr (Long)	5,169	719,379,422	719,379,422	Sep-20	1,441,354

Unrealized appreciation					1,441,354

Unrealized (depreciation)					(3,895,431)

Total					$(2,454,077)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/20 (premiums $103,767,760) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Barclays Bank PLC
(0.353)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.353		$695,749,700	$2,254,229
(0.4525)/3 month USD-LIBOR-BBA/Jul-25	Jul-20/0.4525		1,542,885,400	9,704,749
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		103,968,200	53,024
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		53,655,100	2,374,775
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		53,655,100	5,902,061
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		103,968,200	11,579,978
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		311,113,500	93,334
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	982,620
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	4,997,733
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$60,301,600	28,945
0.81/3 month USD-LIBOR-BBA/Jul-30	Jul-20/0.81		92,076,600	112,333
0.74/3 month USD-LIBOR-BBA/Jul-30	Jul-20/0.74		92,076,600	223,746
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		60,301,600	643,418
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442		93,055,300	691,401
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		27,236,800	859,866
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		27,236,800	864,496
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		17,076,600	870,224
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	940,698
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$17,076,600	979,855
0.794/3 month USD-LIBOR-BBA/Jul-50	Jul-20/0.794		50,145,000	2,364,337
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83		415,873,100	2,520,191
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		247,041,200	6,356,370
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	11,840,629
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		$133,334,500	1,333
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	243,120
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	249,759
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		58,978,200	868,159
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75		10,000,000	3,752,900
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	4,373,879
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	4,449,654
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		58,978,200	4,766,618
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		44,214,400	17,226,815
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		44,214,400	20,350,120
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		44,214,400	20,545,547
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		2,531,000	432,978
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		5,061,900	660,578
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		102,767,000	769,725
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		62,240,100	1,864,713
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		62,240,100	7,083,546

Total				$154,878,456

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $10,120,912) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Sep-20/$1.19	$107,419,015	EUR	95,611,050	$112,790
EUR/USD (Call)	Nov-20/1.20	106,023,628	EUR	94,369,050	317,117
USD/JPY (Put)	Nov-20/JPY 100.00	77,382,150		$77,382,150	329,338
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.19	107,419,015	EUR	95,611,050	112,790
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	161,887,362	EUR	144,092,000	349,839
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	106,023,628	EUR	94,369,050	317,117
USD/JPY (Put)	Nov-20/JPY 100.00	77,382,150		$77,382,150	329,338
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Aug-20/$102.09	36,000,000		36,000,000	236,160
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/104.03	827,000,000		827,000,000	2,886,230
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.56	1,001,000,000		1,001,000,000	2,337,335
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.04	207,000,000		207,000,000	344,448
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/102.47	207,000,000		207,000,000	245,916
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jul-20/103.31	491,000,000		491,000,000	491
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-20/104.81	142,000,000		142,000,000	112,322
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-20/104.88	127,000,000		127,000,000	108,712
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-20/104.84	85,000,000		85,000,000	69,955
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.94	80,530,626	EUR	71,678,350	112,340

Total					$8,322,238

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$357,636,500	$(3,299,197)	$10,600,346
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(4,900,197)	9,139,600
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	4,433,553
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$54,490,500	(3,901,520)	770,496
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	595,317
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	459,533
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	1,690,202,100	(133,072)	28,490
0.30/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-22/0.30		$306,920,900	(1,503,912)	(18,415)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	1,690,202,100	(133,072)	(83,904)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$24,024,100	(3,129,139)	(212,854)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		18,018,000	(537,596)	(238,018)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	(308,021)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		54,490,500	(3,901,520)	(363,452)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		18,018,000	(7,231,766)	(405,585)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	(1,111,891)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(2,450,099)	(1,459,741)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$357,636,500	(3,299,197)	(3,261,645)
(0.00)/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.00		306,920,900	828,686	21,484
0.60/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.60		306,920,900	767,302	(39,900)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	1,756,890
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	(847,014)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$11,217,000	(1,444,189)	2,973,290
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		73,643,300	(713,419)	64,070
0.688/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		14,596,100	(267,109)	(23,354)
(0.688)/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		14,596,100	(267,109)	(57,071)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		73,643,300	(713,419)	(81,744)
0.675/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675		65,689,400	(520,588)	(87,367)
(0.675)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675		65,689,400	(520,588)	(334,359)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(1,191,694)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	2,075,361
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	(2,503,451)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		15,897,000	(1,457,755)	2,732,853
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	1,794,408
0.36/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36		131,379,000	(344,870)	(47,296)
(0.36)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36		131,379,000	(344,870)	(260,130)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(810,168)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		64,047,900	(904,677)	(897,952)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		15,897,000	(2,376,602)	(1,180,829)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	45,408,600	3,428,622	485,678
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	45,408,600	3,428,622	(779,533)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$196,939,100	(27,971,260)	31,604,787
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		41,743,200	(5,828,394)	15,592,755
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	9,276,698
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$22,444,300	(2,592,317)	4,681,208
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,734,148)	3,170,485
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,080,635)	1,809,222
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	168,312
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(33,600)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(137,009)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(168,177)
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$196,939,100	(240,266)	(240,266)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,203,584)	(1,004,034)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,944,394)	(1,345,558)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		22,444,300	(2,592,317)	(1,368,429)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	(2,939,946)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	(5,607,781)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		196,939,100	2,160,422	1,504,615
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		39,852,700	2,560,536	166,983
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		29,457,400	1,895,584	40,357
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		31,601,400	2,355,884	28,757
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		196,939,100	19,694	19,694
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		29,457,400	1,895,584	(91,023)
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		31,601,400	2,355,884	(123,245)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		39,852,700	2,560,536	(252,666)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		196,939,100	7,597,910	(8,616,086)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		196,939,100	22,352,588	(21,870,087)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	14,369,417
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		258,104,600	(1,422,156)	5,616,356
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	2,800,100
2.7725/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.7725		83,940,300	(16,115,496)	1,116,406
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		83,940,300	(16,383,608)	799,951
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		83,940,300	(137,604)	(134,304)
(2.7725)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.7725		83,940,300	(162,783)	(159,487)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	(1,409,192)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		258,104,600	(1,422,156)	(1,422,156)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(2,994,759)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	4,797,214
(0.005)/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	1,536,430,200	89,462	53,361
0.005/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	1,536,430,200	89,462	(32,586)
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		$116,296,100	6,122,990	(10,978,352)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		58,978,200	(1,617,772)	3,522,768
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	27,985,900	(2,544,046)	1,334,384
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$47,307,400	(1,002,917)	167,941
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		18,922,800	(1,058,731)	97,452
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		63,076,400	(999,761)	83,892
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	11,981,800	(1,105,033)	34,890
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$157,691,000	(1,063,626)	4,731
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		63,076,400	(999,761)	(119,845)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		157,691,000	(1,063,626)	(126,153)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		18,922,800	(1,058,731)	(146,652)
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	11,981,800	(1,105,033)	(265,161)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$47,307,400	(1,002,917)	(338,721)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	27,985,900	(2,544,046)	(837,457)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$58,978,200	(4,312,781)	(2,655,788)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		125,328,500	3,722,994	3,571,862
1.01/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	33,583,000	2,366,351	854,219
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	123,722
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$37,845,900	1,005,755	13,625
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	(17,156)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$37,845,900	1,005,755	(28,384)
(1.01)/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	33,583,000	2,366,351	(1,880,111)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$125,328,500	1,001,891	(4,491,776)

Unrealized appreciation					145,357,533

Unrealized (depreciation)					(88,441,335)

Total					$56,916,198

TBA SALE COMMITMENTS OUTSTANDING at 6/30/20 (proceeds receivable $658,559,883) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/50	$3,000,000	7/21/20	$3,165,703
Uniform Mortgage-Backed Securities, 4.50%, 7/1/50	1,000,000	7/14/20	1,074,531
Uniform Mortgage-Backed Securities, 3.00%, 7/1/50	503,000,000	7/14/20	529,780,827
Uniform Mortgage-Backed Securities, 2.50%, 7/1/50	87,000,000	7/14/20	90,711,089
Uniform Mortgage-Backed Securities, 2.00%, 7/1/50	36,000,000	7/14/20	36,840,939

Total			$661,573,089

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$22,861,000	$14,298,870		$(780)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$14,388,754
		157,551,500	36,565,970		(3,478,069)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	33,425,973
		14,277,900	661,538	(E)	(80)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	661,458
		36,954,400	1,679,319	(E)	(206)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,679,525)
		28,359,200	5,118,949		(376)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,393,772)
		77,357,200	5,358,765	(E)	(15,655)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	5,343,110
		26,743,500	1,237,769	(E)	(4,569)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	1,233,200
		12,348,596	2,584,487		(175)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	2,693,050
		23,163,600	4,508,030		(328)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,684,094)
		14,581,700	6,759,041	(E)	(497)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,759,538)
		48,182,300	1,977,064	(E)	(268)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	1,976,796
		70,726,400	2,916,827	(E)	(394)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	2,916,434
		22,405,400	10,767,072	(E)	(764)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,767,836)
		10,843,800	1,405,953	(E)	(241)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	1,405,712
		45,032,800	6,723,622	(E)	(638)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,724,260)
		23,564,200	1,607,644	(E)	(265)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	1,607,379
		1,970,500	715,195	(E)	(67)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(715,262)
		52,911,000	7,455,001		(749)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,478,980)
		20,211,100	2,658,305	(E)	(286)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,658,592)
		7,702,200	2,672,479	(E)	(263)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,672,741)
		63,381,600	1,870,581	(E)	(353)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,870,934)
		36,072,000	4,813,808	(E)	(511)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,814,319)
		36,675,000	12,892,803	(E)	(1,251)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,894,053)
		14,737,600	3,779,428	(E)	(503)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,779,931)
		85,083,500	4,134,377		(803)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,474,135)
		85,083,500	4,112,000		(803)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,450,237)
		13,211,500	2,333,032	(E)	(451)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,333,483)
		3,415,500	204,971		44,198	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(175,833)
		13,552,500	1,443,612		30,263	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.73% — Semiannually	1,539,450
		19,214,300	2,285,714	(E)	(272)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	2,285,442
		120,090,100	12,269,606		(257,785)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	12,689,055
		2,460,200	664,923	(E)	(84)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(665,007)
		48,582,000	5,292,766		(16,177)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,582,661)
		89,451,500	9,594,657		(1,186)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,131,178)
		70,283,300	7,522,000		(932)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,942,820)
		159,734,800	16,186,406		(257,694)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	16,843,070
		60,870,010	5,111,255		(278,115)	3/18/27	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	5,122,436
		953,900	243,739	(E)	(33)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	243,706
		88,067,100	7,194,730		(597,822)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,231,436)
		3,797,800	315,168	(E)	(130)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(315,298)
		16,469,700	665,606	(E)	(233)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	665,373
		503,853,000	2,226,023	(E)	(1,900)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,227,922)
		1,089,717,400	3,755,166	(E)	(4,108)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,759,274)
		41,830,000	1,398,168	(E)	(1,426)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	1,396,741
		3,533,000	121,691	(E)	(120)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(121,811)
		6,437,300	151,959	(E)	(220)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	151,739
		8,859,800	583,010	(E)	(302)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	582,708
		10,073,100	236,778	(E)	(143)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	236,636
		705,809,000	2,477,390		(920,053)	6/17/22	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	1,585,059
		12,000	42		14	6/17/22	0.40% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(28)
		519,578,000	8,456,652		4,663,980	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,863,593)
		164,421,000	800,730		(1,237,869)	6/17/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	(2,000,171)
		206,349,000	4,402,250		(2,880,906)	6/17/30	3 month USD-LIBOR-BBA — Quarterly	0.85% — Semiannually	1,565,561
		4,902,600	1,250	(E)	(60)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(1,310)
		36,925,000	945,760		634,582	4/22/30	0.895% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(295,711)
		91,676,000	857,996		915,545	4/22/30	0.7275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	125,381
		2,774,900	17,424	(E)	(42)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(17,465)
		454,920,000	1,340,649		(1,715)	4/20/22	0.4135% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(680,462)
		6,474,000	31,781		(86)	4/20/30	0.6814% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,868)
		37,972,200	222,745		(504)	4/22/30	3 month USD-LIBOR-BBA — Quarterly	0.6915% — Semiannually	191,525
		39,579,000	138,764		(525)	4/24/30	3 month USD-LIBOR-BBA — Quarterly	0.66726% — Semiannually	111,116
		39,579,000	126,217		(525)	4/24/30	3 month USD-LIBOR-BBA — Quarterly	0.664% — Semiannually	98,330
		53,301,500	242,415		(707)	4/24/30	0.678% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(207,661)
		53,301,500	233,034		(707)	4/24/30	0.67619% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(198,100)
		19,129,800	15,399	(E)	(271)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,129
		26,333,000	912,122		(898)	4/28/50	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	916,234
		83,088,300	3,161,676		(222,369)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,956,932
		4,481,000	7,775		(59)	4/29/30	0.649% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,250)
		305,308,000	473,533		(1,151)	5/1/22	0.328% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(286,373)
		429,730,000	633,422		(1,620)	5/4/22	0.3175% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(466,038)
		2,268,000	70,412		(77)	5/4/50	0.805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	69,476
		76,999,000	300,450		(622)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.399% — Semiannually	293,669
		76,999,000	307,919		(622)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.401% — Semiannually	301,352
		76,999,000	317,313		(622)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.4035% — Semiannually	311,013
		76,999,000	310,229		(622)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.4016% — Semiannually	303,726
		76,999,000	303,453		(622)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.3998% — Semiannually	296,758
		76,999,000	290,594		(622)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.39637% — Semiannually	283,532
		76,999,000	286,898		(622)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.39537% — Semiannually	279,729
		103,988,500	426,353		(1,379)	5/12/30	0.5884% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	404,464
		103,988,500	334,011		(1,379)	5/12/30	0.5975% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	310,835
		30,063,000	125,363		(399)	5/14/30	0.6732% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(135,188)
		695,749,700	665,137	(E)	(6,568)	8/17/25	3 month USD-LIBOR-BBA — Quarterly	0.353% — Semiannually	658,569
		80,754,100	85,276		409	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	63,975
		58,875,500	497,439		(781)	5/21/30	3 month USD-LIBOR-BBA — Quarterly	0.71729% — Semiannually	518,496
		58,875,500	499,264		(781)	5/21/30	3 month USD-LIBOR-BBA — Quarterly	0.7176% — Semiannually	520,340
		606,994,000	1,962,412		(96,879)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,060,313)
		24,315,500	16,607		(92)	5/21/22	0.26407% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,473)
		175,776,500	575,844		(1,422)	5/21/25	0.38588% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(577,734)
		133,300,900	239,275		25,612	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(249,980)
		3,849,000	13,056		(51)	6/2/30	0.667% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,108)
		125,180,000	282,406		(1,013)	6/2/25	0.3665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(285,688)
		900,000	4,320	(E)	(4,149)	9/16/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	171
		66,703,000	158,353		(884)	6/4/30	0.6565% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(175,546)
		7,644,000	12,414		(62)	6/4/25	3 month USD-LIBOR-BBA — Quarterly	0.3535% — Semiannually	12,484
		66,703,000	171,427		(884)	6/4/30	3 month USD-LIBOR-BBA — Quarterly	0.6585% — Semiannually	186,951
		26,192,000	387,668		(893)	6/4/50	3 month USD-LIBOR-BBA — Quarterly	0.972% — Semiannually	399,376
		90,497,400	436,740	(E)	(854)	8/10/25	3 month USD-LIBOR-BBA — Quarterly	0.429% — Semiannually	435,886
		70,337,000	896,304		(932)	6/8/30	0.7625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(917,228)
		147,265,000	1,070,027		(1,191)	6/9/25	0.468% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,085,179)
		2,157,000	172,687		(74)	6/9/50	1.21% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(173,943)
		108,520,000	956,712		(352,776)	6/15/25	3 month USD-LIBOR-BBA — Quarterly	0.50% — Semiannually	612,936
		20,535,000	1,588,485		704,656	6/15/50	1.20% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(891,921)
		89,660,000	2,323,180		(1,188)	6/10/30	0.8963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,355,048)
		147,000	3,599	(E)	3,625	9/16/30	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	26
		130,882,000	845,890		(1,059)	6/11/25	3 month USD-LIBOR-BBA — Quarterly	0.452% — Semiannually	854,820
		34,944,100	364,572	(E)	(495)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(365,067)
		47,019,000	156,620		(623)	6/15/30	3 month USD-LIBOR-BBA — Quarterly	0.6675% — Semiannually	163,397
		47,019,000	160,476		(623)	6/15/30	3 month USD-LIBOR-BBA — Quarterly	0.66833% — Semiannually	167,270
		47,019,000	161,275		(623)	6/15/30	3 month USD-LIBOR-BBA — Quarterly	0.6685% — Semiannually	168,073
		39,485,000	211,403		(524)	6/16/30	3 month USD-LIBOR-BBA — Quarterly	0.6882% — Semiannually	216,922
		19,743,000	123,769		(262)	6/16/30	3 month USD-LIBOR-BBA — Quarterly	0.6975% — Semiannually	126,605
		98,053,000	860,121		(1,300)	6/19/30	0.723% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(874,716)
		4,210,000	44,828	(E)	(82)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	44,746
		63,088,000	217,149		(837)	6/22/30	0.6693% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(223,709)
		3,367,800	18,951	(E)	(66)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	18,885
		22,329,500	54,596	(E)	(211)	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(54,806)
		2,798,500	12,823	(E)	(55)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	12,768
		347,560,100	479,981		(2,812)	6/30/25	3 month USD-LIBOR-BBA — Quarterly	0.352% — Semiannually	477,595
		348,459,500	247,406		(2,819)	7/1/25	3 month USD-LIBOR-BBA — Quarterly	0.338% — Semiannually	244,587
		4,047,000	789		(54)	7/1/30	3 month USD-LIBOR-BBA — Quarterly	0.633% — Semiannually	(843)
		1,750,000	718	(E)	(1,061)	9/16/25	3 month USD-LIBOR-BBA — Quarterly	0.35% — Semiannually	(344)
	AUD	194,599,000	1,149,949		(499)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(1,294,625)
	AUD	40,343,000	1,270,344		(364)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.305% — Semiannually	1,319,592
	AUD	195,126,000	1,170,838		(500)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(1,318,124)
	AUD	40,343,000	1,321,320		(364)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.325% — Semiannually	1,371,486
	AUD	1,119,500	20,632	(E)	(11)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(20,644)
	AUD	3,719,600	13,376	(E)	(37)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(13,413)
	AUD	1,399,700	1,445	(E)	(12)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,433
	AUD	2,018,200	6,131	(E)	(24)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	6,107
	AUD	7,680,600	152,757	(E)	(92)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	152,665
	AUD	175,393,000	878,136	(E)	(1,275)	4/29/30	6 month AUD-BBR-BBSW — Semiannually	1.4275% — Semiannually	876,861
	AUD	155,169,000	571,711		(866)	6/5/25	6 month AUD-BBR-BBSW — Semiannually	0.525% — Semiannually	594,137
	AUD	71,178,000	555,645	(E)	(376,617)	9/16/30	6 month AUD-BBR-BBSW — Semiannually	1.00% — Semiannually	179,028
	CAD	364,459,000	3,213,446		(1,027)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	3,337,407
	CAD	113,033,500	3,218,407		(799)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	3,287,641
	CAD	113,033,500	3,190,599		(799)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	3,257,963
	CAD	179,024,000	2,319,426		(508)	2/24/22	3 month CAD-BA-CDOR — Semiannually	1.621% — Semiannually	2,354,725
	CAD	37,715,000	1,556,077		(376)	2/24/30	1.60% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(1,562,414)
	CAD	34,993,000	1,571,025		(865)	3/11/50	3 month CAD-BA-CDOR — Semiannually	1.134% — Semiannually	(1,548,916)
	CAD	61,177,000	478,249	(E)	(577,781)	9/16/30	3 month CAD-BA-CDOR — Semiannually	1.150% — Semiannually	(99,530)
	CAD	37,715,000	161,350		(371)	6/10/30	1.0775% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(164,603)
	CHF	53,914,000	645,864		(446)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(925,631)
	CHF	26,202,000	218,698		(214)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(317,312)
	CHF	15,805,000	151,869	(E)	(9,750)	9/16/30	—	0.20% plus 6 month CHF-LIBOR-BBA — Semiannually	(161,620)
	CZK	1,301,918,000	6,068,578		(757)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(6,087,309)
	CZK	1,243,451,000	1,716,381		(435)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	1,877,769
	CZK	1,332,030,000	127,289		(434)	5/6/25	6 month CZK-PRIBOR — Semiannually	0.555% — Annually	101,728
	EUR	7,235,600	3,635,385	(E)	(277)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(3,635,662)
	EUR	9,840,300	4,446,166		(381)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	4,513,684
	EUR	10,864,000	4,599,561		(415)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(4,661,906)
	EUR	11,002,000	4,452,255		(420)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(4,513,410)
	EUR	13,678,600	5,080,400		(528)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(5,137,576)
	EUR	13,443,000	6,099,870	(E)	(509)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	6,099,360
	EUR	14,233,000	4,965,935		(541)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(5,047,281)
	EUR	10,466,600	3,640,797	(E)	(401)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(3,641,198)
	EUR	9,550,400	2,853,632		(367)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,902,534)
	EUR	8,829,000	2,327,692		(337)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,368,598)
	EUR	22,091,800	3,387,130	(E)	(840)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(3,387,970)
	EUR	12,792,500	715,802	(E)	(483)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	715,319
	EUR	20,383,200	1,447,794		(766)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,496,989)
	EUR	2,500,000	1,275		1,068	12/18/24	—	0.351% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(207)
	EUR	80,872,000	144,103		(713)	10/11/24	—	0.4047% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	366,424
	EUR	70,039,500	13,587,610		(2,643)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	13,853,701
	EUR	94,639,000	2,195,545	(E)	(1,174)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	2,194,370
	EUR	8,796,100	273,476	(E)	(329)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(273,805)
	EUR	4,363,500	408,016	(E)	(168)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	407,848
	EUR	96,904,000	787,251	(E)	(1,176)	4/30/30	0.11475% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(788,426)
	EUR	23,312,400	95,232	(E)	(494)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(95,727)
	EUR	47,320,000	418,560	(E)	(742)	6/3/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.024% — Annually	417,818
	EUR	15,990,000	365,314	(E)	(605)	6/3/52	0.10% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(365,918)
	EUR	13,131,000	213,958	(E)	(197)	8/15/29	0.05644% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	213,761
	EUR	109,289,000	1,531,635	(E)	790,666	9/16/30	—	0.05% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(740,971)
	EUR	26,261,000	336,348	(E)	(392)	8/15/29	0.09037% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	335,957
	EUR	26,099,000	213,994	(E)	(391)	8/15/29	0.13523% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	213,603
	EUR	10,527,400	4,719	(E)	(230)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(4,949)
	EUR	26,315,000	466,830	(E)	(394)	8/15/29	0.04236% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	466,436
	GBP	300,000	2,701		368	12/18/21	0.701% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(2,386)
	GBP	770,000	22,607		14,079	12/18/24	0.751% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(8,680)
	GBP	110,056,000	1,808,135	(E)	(800)	1/10/24	6 month GBP-LIBOR-BBA — Semiannually	0.855% — Semiannually	1,807,335
	GBP	111,120,000	1,735,567	(E)	(1,003)	1/10/26	0.965% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(1,736,571)
	GBP	207,352,000	3,102,171	(E)	(1,508)	1/13/24	6 month GBP-LIBOR-BBA — Semiannually	0.795% — Semiannually	3,100,663
	GBP	210,545,000	3,072,458	(E)	(1,903)	1/15/26	0.926% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(3,074,361)
	GBP	17,811,000	195,206	(E)	(72,832)	9/16/30	0.20% — Annually	Sterling Overnight Index Average — Annually	(268,038)
	JPY	732,682,200	583,411	(E)	(213)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(583,625)
	JPY	929,267,100	207,481	(E)	(280)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	207,201
	NOK	999,023,000	4,687,242		(947)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(5,522,784)
	NOK	523,975,000	4,515,703		(815)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	5,000,355
	NOK	307,485,000	253,361	(E)	199,485	9/16/30	1.00% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(53,876)
	NOK	3,149,000	377	(E)	(104)	9/16/25	0.70% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(480)
	NOK	520,964,000	93,473		(437)	6/29/25	0.6925% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(92,486)
	NZD	53,404,000	208,114		(263)	5/15/25	0.215% — Semiannually	3 month NZD-BBR-FRA — Quarterly	210,236
	NZD	26,971,000	221,036		(218)	5/15/30	3 month NZD-BBR-FRA — Quarterly	0.595% — Semiannually	(214,126)
	NZD	26,380,000	53,486		(222)	6/5/30	3 month NZD-BBR-FRA — Quarterly	0.76125% — Semiannually	58,799
	NZD	51,950,000	28,629		(266)	6/5/25	0.36% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(30,207)
	NZD	32,504,000	292,578	(E)	38,350	9/16/30	0.90% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(254,229)
	SEK	261,110,000	12,498		(357)	3/3/30	0.286% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(34,196)
	SEK	1,298,324,000	139,053		(504)	3/3/22	3 month SEK-STIBOR-SIDE — Quarterly	0.06% — Annually	145,644
	SEK	363,944,000	747,596	(E)	348,315	9/16/30	0.50% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(399,270)

	Total				$(3,349,255)				$(23,881,402)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$625,986	$620,341	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$3,828
Barclays Bank PLC
5,864,054	5,840,402	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(12,811)
1,778,830	1,771,656	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(3,886)
898,211	894,588	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,962)
897,099	893,481	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,960)
4,615,168	4,594,865	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(10,798)
645,700	642,790	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,591)
436,416	434,496	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,021)
56,403,317	56,262,816	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(14,173)
9,376,191	9,352,783	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,359)
807,619	805,571	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(205)
310,551	309,560	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	221
2,134,689	2,140,390	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(11,270)
36,555,863	36,734,024	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(277,534)
129,037	127,230	—	1/12/41	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(39)
381,668	382,859	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,520
1,485,903	1,506,562	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(41,987)
3,545,234	3,594,526	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(100,176)
97,659	96,844	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	705
820,374	813,524	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(5,924)
494,386	487,833	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	316
377,488	372,484	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	241
297,631	293,686	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	190
118,862	117,286	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	76
303,204	303,009	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,739
5,190	5,187	—	1/12/39	(6.00%)1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	64
713,990	709,337	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4,564
102,445	101,778	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	655
52,131	51,792	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	333
Citibank, N.A.
889,632	887,416	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(224)
298,246	297,503	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(75)
Credit Suisse International
3,142,188	3,134,361	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(790)
654,622	652,992	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(164)
1,447,459	1,428,271	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	925
276,582	271,863	—	1/12/44	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(1,067)
251,382	249,039	—	1/12/43	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	1,024
2,510,855	2,482,028	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,008
602,780	594,355	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	571
442,932	437,847	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	883
3,499,531	3,471,013	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	26,185
2,205,827	2,187,852	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	16,505
1,653,458	1,676,447	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	46,721
270,333	274,092	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,639
207,203	210,084	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,855
197,301	195,693	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,476
1,783,952	1,808,755	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(50,408)
133,918	133,153	—	1/12/42	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	1,159
6,270	6,219	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	44
839,417	832,409	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(6,061)
1,029,598	1,021,002	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(7,434)
877,882	866,245	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	561
Deutsche Bank AG
505,522	503,483	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,104)
3,228,954	3,244,691	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(24,514)
Goldman Sachs International
829,659	826,009	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,941
1,000,015	997,518	—	1/12/40	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	252
406,601	405,304	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	(289)
489,009	490,315	—	1/12/39	6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(2,582)
699,607	703,016	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	5,311
100,932	101,424	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(766)
110,780	111,320	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(841)
295,530	296,970	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,244)
403,619	405,586	—	1/12/39	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,064)
610,030	613,003	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,631)
834,146	838,212	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(6,333)
1,208,974	1,214,866	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9,179)
1,450,823	1,457,894	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(11,015)
1,623,814	1,631,728	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(12,328)
2,224,453	2,235,295	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(16,888)
1,029,715	1,012,148	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	3,974
2,953,787	2,919,874	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5,892)
2,199,158	2,181,238	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	16,455
2,111,769	2,141,130	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	59,671
1,496,569	1,484,373	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11,198
1,353,988	1,358,214	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	23,131
1,039,126	1,042,370	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	17,752
953,876	956,854	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	16,296
953,876	956,854	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	16,296
627,748	636,476	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	17,738
575,030	567,203	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	252
241,933	245,297	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,836
106,927	108,414	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,021
10,393	10,538	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	294
681,434	675,289	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	4,167
90,749	89,931	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	555
1,995,483	1,978,823	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(14,409)
19,444	19,186	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	12
637,049	636,638	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	7,856
444,729	444,442	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	5,485
289,145	288,959	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,566
223,182	223,038	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,752
71,050	71,004	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	876
315,183	313,129	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,015
242,861	241,278	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,553
162,371	161,313	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,038
930	924	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6
JPMorgan Chase Bank N.A.
1,406,755	1,426,314	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	39,750
178,568	181,051	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,046
1,995,483	1,978,823	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(14,409)
JPMorgan Securities LLC
2,367,010	2,335,633	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,512)
736,826	729,990	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,355
4,682,533	4,697,151	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(79,995)
265,980	263,581	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(1,624)

Upfront premium received		—	Unrealized appreciation			414,458

Upfront premium (paid)		—	Unrealized (depreciation)			(767,538)

	Total	$—			Total	$(353,080)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	25,667,000	$4,862,070	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$4,862,070
EUR	45,335,000	1,985,046	(1,619)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,983,427
EUR	90,763,000	1,658,374	(1,675)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,656,699
EUR	90,763,000	1,574,553	(1,675)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,572,878
EUR	25,667,000	1,944,038	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,944,038)
EUR	45,335,000	3,691,483	(2,139)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(3,693,622)
EUR	90,763,000	4,615,467	(3,220)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(4,618,688)
EUR	90,763,000	4,738,446	(3,220)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(4,741,666)
EUR	114,037,000	6,228,453	(1,328)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(6,229,782)
EUR	114,037,000	6,254,462	(1,335)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(6,255,797)
EUR	114,037,000	6,263,046	(1,343)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(6,264,389)
EUR	114,037,000	6,271,630	(1,341)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(6,272,971)
GBP	51,907,000	4,791,495	(1,109)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	4,790,386
GBP	73,607,000	2,844,820	(961)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	2,843,859
GBP	58,136,000	2,509,601	(1,369)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	2,508,232
GBP	40,490,000	2,168,648	(937)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	2,167,712
GBP	31,146,000	1,455,420	(728)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,454,691
GBP	37,299,000	1,430,977	(486)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,430,490
GBP	37,299,000	1,351,945	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,351,945
GBP	14,535,000	742,169	(339)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	741,831
GBP	15,612,000	6,372,516	(822)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(6,373,338)
	$213,544,000	3,683,420	(2,157)	3/11/25	(0.77%) — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	3,681,264
	53,382,000	1,887,427	(539)	3/18/25	(0.41%) — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	1,886,888
	66,001,000	904,214	(667)	4/30/25	(0.835%) — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	903,547
	66,001,000	846,001	(667)	5/1/25	(0.8525%) — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	845,334
	51,722,000	281,419	(522)	6/15/25	(1.2125%) — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	280,897
	7,242,000	164,640	—	6/9/50	1.77% — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	164,640
	52,204,000	102,059	—	6/9/25	(1.24%) — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	102,059
	6,809,000	88,265	(293)	6/15/50	1.6875% — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	(88,558)
	136,710,000	298,301	(2,297)	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	(300,598)
	66,001,000	689,512	(1,109)	5/1/30	1.3475% — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	(690,621)
	66,001,000	705,485	(1,109)	4/30/30	1.345% — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	(706,594)
	52,949,000	1,447,202	(535)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	(1,447,737)
	52,949,000	1,654,815	(535)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	(1,655,350)
	53,382,000	2,798,071	(897)	3/18/30	0.95% — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	(2,798,968)
	105,911,000	2,941,678	(1,070)	11/21/24	(1.71%) — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	(2,942,748)
	213,544,000	6,378,773	(3,588)	3/11/30	1.165% — At maturity	USA Non Revised Consumer Price Index-Urban (CPI- U) — At maturity	(6,382,359)

Total			$(41,631)				$(28,178,975)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$39,713	$581,000	$181,795	5/11/63	300 bp — Monthly	$(141,791)
	CMBX NA BBB-.6 Index	BB+/P	79,608	1,321,000	413,341	5/11/63	300 bp — Monthly	(333,073)
	CMBX NA BBB-.6 Index	BB+/P	163,473	2,648,000	828,559	5/11/63	300 bp — Monthly	(663,763)
	CMBX NA BBB-.6 Index	BB+/P	155,838	2,734,000	855,469	5/11/63	300 bp — Monthly	(698,264)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	23,618	141,000	18,076	5/11/63	200 bp — Monthly	5,588
	CMBX NA A.6 Index	A/P	37,498	212,000	27,178	5/11/63	200 bp — Monthly	10,390
	CMBX NA A.6 Index	A/P	69,020	493,000	63,203	5/11/63	200 bp — Monthly	5,982
	CMBX NA A.6 Index	A/P	108,217	701,000	89,868	5/11/63	200 bp — Monthly	18,583
	CMBX NA A.6 Index	A/P	116,874	703,000	90,125	5/11/63	200 bp — Monthly	26,983
	CMBX NA A.6 Index	A/P	158,964	1,051,000	134,738	5/11/63	200 bp — Monthly	24,576
	CMBX NA A.6 Index	A/P	668,776	4,820,000	617,924	5/11/63	200 bp — Monthly	52,458
	CMBX NA BB.11 Index	BB-/P	877,445	1,553,000	530,815	11/18/54	500 bp — Monthly	347,924
	CMBX NA BB.6 Index	BB-/P	3,092,664	21,559,000	10,878,671	5/11/63	500 bp — Monthly	(7,768,042)
	CMBX NA BB.7 Index	BB-/P	596,583	11,690,000	5,012,672	1/17/47	500 bp — Monthly	(4,406,347)
	CMBX NA BBB-.6 Index	BB+/P	1,999	25,000	7,823	5/11/63	300 bp — Monthly	(5,811)
	CMBX NA BBB-.6 Index	BB+/P	139,685	2,123,000	664,287	5/11/63	300 bp — Monthly	(523,540)
	CMBX NA BBB-.6 Index	BB+/P	191,694	2,907,000	909,600	5/11/63	300 bp — Monthly	(716,452)
	CMBX NA BBB-.6 Index	BB+/P	270,815	3,978,000	1,244,716	5/11/63	300 bp — Monthly	(971,912)
	CMBX NA BBB-.6 Index	BB+/P	5,120,360	80,409,000	25,159,976	5/11/63	300 bp — Monthly	(19,999,412)
	Credit Suisse International
	CMBX NA BB.7 Index	BB-/P	369,046	2,759,000	1,183,059	1/17/47	500 bp — Monthly	(811,714)
	CMBX NA BBB-.6 Index	BB+/P	281,868	2,551,000	798,208	5/11/63	300 bp — Monthly	(515,064)
	CMBX NA BBB-.6 Index	BB+/P	511,694	4,631,000	1,449,040	5/11/63	300 bp — Monthly	(935,031)
	CMBX NA BBB-.6 Index	BB+/P	18,234,634	194,063,000	60,722,313	5/11/63	300 bp — Monthly	(42,390,647)
	CMBX NA BBB-.7 Index	BBB-/P	3,186,100	43,105,000	9,228,781	1/17/47	300 bp — Monthly	(6,021,128)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BB+/P	54,693	513,000	160,518	5/11/63	300 bp — Monthly	(105,569)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BB+/P	350,890	2,265,000	708,719	5/11/63	300 bp — Monthly	(356,696)
	CMBX NA A.6 Index	A/P	1,909	13,000	1,667	5/11/63	200 bp — Monthly	247
	CMBX NA A.6 Index	A/P	3,915	27,000	3,461	5/11/63	200 bp — Monthly	463
	CMBX NA A.6 Index	A/P	38,356	323,000	41,409	5/11/63	200 bp — Monthly	(2,945)
	CMBX NA BB.6 Index	BB-/P	9,903	63,000	31,790	5/11/63	500 bp — Monthly	(21,834)
	CMBX NA BB.6 Index	BB-/P	125,982	887,000	447,580	5/11/63	500 bp — Monthly	(320,860)
	CMBX NA BB.6 Index	BB-/P	267,878	2,292,000	1,156,543	5/11/63	500 bp — Monthly	(886,756)
	CMBX NA BB.6 Index	BB-/P	307,597	2,570,000	1,296,822	5/11/63	500 bp — Monthly	(987,083)
	CMBX NA BB.6 Index	BB-/P	530,835	4,591,000	2,316,619	5/11/63	500 bp — Monthly	(1,781,958)
	CMBX NA BBB-.6 Index	BB+/P	1,061	14,000	4,381	5/11/63	300 bp — Monthly	(3,312)
	CMBX NA BBB-.6 Index	BB+/P	1,683	21,000	6,571	5/11/63	300 bp — Monthly	(4,877)
	CMBX NA BBB-.6 Index	BB+/P	3,080	23,000	7,197	5/11/63	300 bp — Monthly	(4,106)
	CMBX NA BBB-.6 Index	BB+/P	4,131	29,000	9,074	5/11/63	300 bp — Monthly	(4,929)
	CMBX NA BBB-.6 Index	BB+/P	5,221	59,000	18,461	5/11/63	300 bp — Monthly	(13,210)
	CMBX NA BBB-.6 Index	BB+/P	9,848	74,000	23,155	5/11/63	300 bp — Monthly	(13,270)
	CMBX NA BBB-.6 Index	BB+/P	10,927	130,000	40,677	5/11/63	300 bp — Monthly	(29,685)
	CMBX NA BBB-.6 Index	BB+/P	8,299	162,000	50,690	5/11/63	300 bp — Monthly	(42,310)
	CMBX NA BBB-.6 Index	BB+/P	8,498	164,000	51,316	5/11/63	300 bp — Monthly	(42,736)
	CMBX NA BBB-.6 Index	BB+/P	13,043	178,000	55,696	5/11/63	300 bp — Monthly	(42,565)
	CMBX NA BBB-.6 Index	BB+/P	13,121	178,000	55,696	5/11/63	300 bp — Monthly	(42,486)
	CMBX NA BBB-.6 Index	BB+/P	24,289	209,000	65,396	5/11/63	300 bp — Monthly	(41,003)
	CMBX NA BBB-.6 Index	BB+/P	29,106	269,000	84,170	5/11/63	300 bp — Monthly	(54,929)
	CMBX NA BBB-.6 Index	BB+/P	32,064	505,000	158,015	5/11/63	300 bp — Monthly	(125,698)
	CMBX NA BBB-.6 Index	BB+/P	40,545	534,000	167,089	5/11/63	300 bp — Monthly	(126,276)
	CMBX NA BBB-.6 Index	BB+/P	30,859	633,000	198,066	5/11/63	300 bp — Monthly	(166,890)
	CMBX NA BBB-.6 Index	BB+/P	64,149	639,000	199,943	5/11/63	300 bp — Monthly	(135,474)
	CMBX NA BBB-.6 Index	BB+/P	112,874	813,000	254,388	5/11/63	300 bp — Monthly	(141,107)
	CMBX NA BBB-.6 Index	BB+/P	96,615	925,000	289,433	5/11/63	300 bp — Monthly	(192,355)
	CMBX NA BBB-.6 Index	BB+/P	107,255	1,069,000	334,490	5/11/63	300 bp — Monthly	(226,701)
	CMBX NA BBB-.6 Index	BB+/P	101,718	1,174,000	367,345	5/11/63	300 bp — Monthly	(265,040)
	CMBX NA BBB-.6 Index	BB+/P	105,653	1,252,000	391,751	5/11/63	300 bp — Monthly	(285,472)
	CMBX NA BBB-.6 Index	BB+/P	157,809	1,410,000	441,189	5/11/63	300 bp — Monthly	(282,675)
	CMBX NA BBB-.6 Index	BB+/P	110,705	1,625,000	508,463	5/11/63	300 bp — Monthly	(396,945)
	CMBX NA BBB-.6 Index	BB+/P	184,883	1,672,000	523,169	5/11/63	300 bp — Monthly	(337,450)
	CMBX NA BBB-.6 Index	BB+/P	156,201	1,851,000	579,178	5/11/63	300 bp — Monthly	(422,051)
	CMBX NA BBB-.6 Index	BB+/P	153,735	1,855,000	580,430	5/11/63	300 bp — Monthly	(425,767)
	CMBX NA BBB-.6 Index	BB+/P	211,483	1,898,000	593,884	5/11/63	300 bp — Monthly	(381,452)
	CMBX NA BBB-.6 Index	BB+/P	222,998	2,053,000	642,384	5/11/63	300 bp — Monthly	(418,359)
	CMBX NA BBB-.6 Index	BB+/P	251,962	2,258,000	706,528	5/11/63	300 bp — Monthly	(453,437)
	CMBX NA BBB-.6 Index	BB+/P	251,962	2,258,000	706,528	5/11/63	300 bp — Monthly	(453,437)
	CMBX NA BBB-.6 Index	BB+/P	111,130	2,297,000	718,731	5/11/63	300 bp — Monthly	(606,452)
	CMBX NA BBB-.6 Index	BB+/P	267,527	2,431,000	760,660	5/11/63	300 bp — Monthly	(491,918)
	CMBX NA BBB-.6 Index	BB+/P	292,059	2,489,000	778,808	5/11/63	300 bp — Monthly	(485,505)
	CMBX NA BBB-.6 Index	BB+/P	151,736	2,909,000	910,226	5/11/63	300 bp — Monthly	(757,036)
	CMBX NA BBB-.6 Index	BB+/P	416,852	3,062,000	958,100	5/11/63	300 bp — Monthly	(539,717)
	CMBX NA BBB-.6 Index	BB+/P	327,157	3,109,000	972,806	5/11/63	300 bp — Monthly	(644,095)
	CMBX NA BBB-.6 Index	BB+/P	156,347	3,152,000	986,261	5/11/63	300 bp — Monthly	(828,338)
	CMBX NA BBB-.6 Index	BB+/P	484,654	3,296,000	1,031,318	5/11/63	300 bp — Monthly	(545,016)
	CMBX NA BBB-.6 Index	BB+/P	376,979	3,482,000	1,089,518	5/11/63	300 bp — Monthly	(710,797)
	CMBX NA BBB-.6 Index	BB+/P	179,679	3,660,000	1,145,214	5/11/63	300 bp — Monthly	(963,705)
	CMBX NA BBB-.6 Index	BB+/P	597,823	3,894,000	1,218,433	5/11/63	300 bp — Monthly	(618,663)
	CMBX NA BBB-.6 Index	BB+/P	202,429	4,008,000	1,254,103	5/11/63	300 bp — Monthly	(1,049,670)
	CMBX NA BBB-.6 Index	BB+/P	459,364	4,109,000	1,285,706	5/11/63	300 bp — Monthly	(824,288)
	CMBX NA BBB-.6 Index	BB+/P	718,374	4,321,000	1,352,041	5/11/63	300 bp — Monthly	(631,506)
	CMBX NA BBB-.6 Index	BB+/P	529,485	4,803,000	1,502,859	5/11/63	300 bp — Monthly	(970,973)
	CMBX NA BBB-.6 Index	BB+/P	930,682	6,242,000	1,953,122	5/11/63	300 bp — Monthly	(1,019,319)
	CMBX NA BBB-.6 Index	BB+/P	947,810	6,289,000	1,967,828	5/11/63	300 bp — Monthly	(1,016,874)
	CMBX NA BBB-.7 Index	BBB-/P	77,611	1,050,000	224,805	1/17/47	300 bp — Monthly	(146,669)
	CMBX NA BBB-.7 Index	BBB-/P	620,962	5,367,000	1,149,075	1/17/47	300 bp — Monthly	(525,429)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	19,216	143,000	18,333	5/11/63	200 bp — Monthly	931
	CMBX NA A.6 Index	A/P	63,000	450,000	57,690	5/11/63	200 bp — Monthly	5,460
	CMBX NA BB.10 Index	BB-/P	281,476	3,508,000	1,500,021	5/11/63	500 bp — Monthly	(1,215,621)
	CMBX NA BB.6 Index	BB-/P	794,850	1,544,000	779,102	5/11/63	500 bp — Monthly	17,034
	CMBX NA BBB-.6 Index	BB+/P	61,593,855	192,660,000	60,283,314	5/11/63	300 bp — Monthly	1,406,871
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	1,226	6,000	3,028	5/11/63	500 bp — Monthly	(1,796)
	CMBX NA BB.6 Index	BB-/P	397,626	3,556,000	1,794,358	5/11/63	500 bp — Monthly	(1,393,769)
	CMBX NA BBB-.6 Index	BB+/P	12,426	173,000	54,132	5/11/63	300 bp — Monthly	(41,619)
	CMBX NA BBB-.6 Index	BB+/P	14,449	196,000	61,328	5/11/63	300 bp — Monthly	(46,782)
	CMBX NA BBB-.6 Index	BB+/P	48,434	550,000	172,095	5/11/63	300 bp — Monthly	(123,386)
	CMBX NA BBB-.6 Index	BB+/P	71,265	977,000	305,703	5/11/63	300 bp — Monthly	(233,950)
	CMBX NA BBB-.6 Index	BB+/P	75,400	1,173,000	367,032	5/11/63	300 bp — Monthly	(291,046)
	CMBX NA BBB-.6 Index	BB+/P	166,585	2,184,000	683,374	5/11/63	300 bp — Monthly	(515,696)
	CMBX NA BBB-.6 Index	BB+/P	231,978	2,564,000	802,276	5/11/63	300 bp — Monthly	(569,016)
	CMBX NA BBB-.6 Index	BB+/P	3,679,134	41,204,000	12,892,732	5/11/63	300 bp — Monthly	(9,192,996)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	24,800	160,000	20,512	5/11/63	200 bp — Monthly	4,341
	CMBX NA A.6 Index	A/P	(2,272)	296,000	37,947	5/11/63	200 bp — Monthly	(40,120)
	CMBX NA A.6 Index	A/P	36,348	469,000	60,126	5/11/63	200 bp — Monthly	(23,622)
	CMBX NA A.6 Index	A/P	104,062	666,000	85,381	5/11/63	200 bp — Monthly	18,903
	CMBX NA BB.6 Index	BB-/P	5,423	30,000	15,138	5/11/63	500 bp — Monthly	(9,690)
	CMBX NA BB.6 Index	BB-/P	63,456	522,000	263,401	5/11/63	500 bp — Monthly	(199,510)
	CMBX NA BB.6 Index	BB-/P	548,361	2,233,000	1,126,772	5/11/63	500 bp — Monthly	(576,549)
	CMBX NA BB.6 Index	BB-/P	1,100,225	4,465,000	2,253,039	5/11/63	500 bp — Monthly	(1,149,094)
	CMBX NA BBB-.6 Index	BB+/P	2,506	30,000	9,387	5/11/63	300 bp — Monthly	(6,866)
	CMBX NA BBB-.6 Index	BB+/P	5,130	64,000	20,026	5/11/63	300 bp — Monthly	(14,863)
	CMBX NA BBB-.6 Index	BB+/P	5,394	72,000	22,529	5/11/63	300 bp — Monthly	(17,099)
	CMBX NA BBB-.6 Index	BB+/P	26,126	356,000	111,392	5/11/63	300 bp — Monthly	(85,089)
	CMBX NA BBB-.6 Index	BB+/P	633,075	1,835,000	574,172	5/11/63	300 bp — Monthly	59,821
	CMBX NA BBB-.6 Index	BB+/P	155,534	2,369,000	741,260	5/11/63	300 bp — Monthly	(584,541)
	CMBX NA BBB-.6 Index	BB+/P	157,194	2,381,000	745,015	5/11/63	300 bp — Monthly	(586,630)
	CMBX NA BBB-.6 Index	BB+/P	12,309,653	185,807,000	58,139,010	5/11/63	300 bp — Monthly	(45,736,448)

Upfront premium received			129,190,788		Unrealized appreciation			2,006,555

Upfront premium (paid)			(2,272)		Unrealized (depreciation)			(172,973,464)

	Total		$129,188,516				Total	$(170,966,909)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$2,540	$296,000	$37,947	5/11/63	(200 bp) — Monthly	$40,388
	CMBX NA BB.10 Index	(166,877)	1,599,000	683,732	11/17/59	(500 bp) — Monthly	515,523
	CMBX NA BB.10 Index	(138,486)	1,263,000	540,059	11/17/59	(500 bp) — Monthly	400,521
	CMBX NA BB.11 Index	(598,827)	4,622,000	1,579,800	11/18/54	(500 bp) — Monthly	977,121
	CMBX NA BB.11 Index	(158,925)	1,686,000	576,275	11/18/54	(500 bp) — Monthly	415,944
	CMBX NA BB.11 Index	(69,512)	1,340,000	458,012	11/18/54	(500 bp) — Monthly	387,383
	CMBX NA BB.11 Index	(68,351)	1,340,000	458,012	11/18/54	(500 bp) — Monthly	388,545
	CMBX NA BB.11 Index	(45,097)	656,000	224,221	11/18/54	(500 bp) — Monthly	178,578
	CMBX NA BB.11 Index	(11,409)	158,000	54,004	11/18/54	(500 bp) — Monthly	42,464
	CMBX NA BB.12 Index	(25,060)	292,000	96,652	8/17/61	(500 bp) — Monthly	71,349
	CMBX NA BB.12 Index	(11,025)	21,000	6,951	8/17/61	(500 bp) — Monthly	(4,091)
	CMBX NA BB.8 Index	(13,907)	112,000	52,696	10/17/57	(500 bp) — Monthly	38,696
	CMBX NA BB.8 Index	(176)	1,000	471	10/17/57	(500 bp) — Monthly	294
	CMBX NA BB.9 Index	(1,065,847)	10,326,000	4,264,638	9/17/58	(500 bp) — Monthly	3,190,186
	CMBX NA BB.9 Index	(210,270)	3,259,000	1,345,967	9/17/58	(500 bp) — Monthly	1,132,982
	CMBX NA BB.9 Index	(45,931)	1,267,000	523,271	9/17/58	(500 bp) — Monthly	476,284
	CMBX NA BB.9 Index	(18,762)	478,000	197,414	9/17/58	(500 bp) — Monthly	178,254
	CMBX NA BB.9 Index	(9,097)	141,000	58,233	9/17/58	(500 bp) — Monthly	49,018
	CMBX NA BB.9 Index	(564)	14,000	5,782	9/17/58	(500 bp) — Monthly	5,206
	CMBX NA BBB-.10 Index	(301,498)	1,012,000	202,400	11/17/59	(300 bp) — Monthly	(99,604)
	CMBX NA BBB-.11 Index	(884,357)	2,759,000	563,940	11/18/54	(300 bp) — Monthly	(321,797)
	CMBX NA BBB-.11 Index	(703,196)	2,197,000	449,067	11/18/54	(300 bp) — Monthly	(255,228)
	CMBX NA BBB-.11 Index	(654,104)	1,994,000	407,574	11/18/54	(300 bp) — Monthly	(247,528)
	CMBX NA BBB-.11 Index	(325,764)	997,000	203,787	11/18/54	(300 bp) — Monthly	(122,475)
	CMBX NA BBB-.11 Index	(109,880)	336,000	68,678	11/18/54	(300 bp) — Monthly	(41,370)
	CMBX NA BBB-.12 Index	(2,914,238)	8,280,000	1,679,184	8/17/61	(300 bp) — Monthly	(1,239,194)
	CMBX NA BBB-.12 Index	(1,301,833)	3,896,000	790,109	8/17/61	(300 bp) — Monthly	(513,672)
	CMBX NA BBB-.12 Index	(994,136)	2,910,000	590,148	8/17/61	(300 bp) — Monthly	(405,443)
	CMBX NA BBB-.12 Index	(921,552)	2,759,000	559,525	8/17/61	(300 bp) — Monthly	(363,407)
	CMBX NA BBB-.12 Index	(744,544)	2,142,000	434,398	8/17/61	(300 bp) — Monthly	(311,218)
	CMBX NA BBB-.7 Index	(212)	42,000	8,992	1/17/47	(300 bp) — Monthly	8,759
	CMBX NA BBB-.9 Index	(629,568)	2,661,000	517,298	9/17/58	(300 bp) — Monthly	(113,600)
	Credit Suisse International
	CMBX NA BB.10 Index	(467,516)	3,504,000	1,498,310	11/17/59	(500 bp) — Monthly	1,027,874
	CMBX NA BB.10 Index	(415,378)	3,493,000	1,493,607	11/17/59	(500 bp) — Monthly	1,075,318
	CMBX NA BB.10 Index	(227,964)	1,834,000	784,218	11/17/59	(500 bp) — Monthly	554,726
	CMBX NA BB.8 Index	(350)	2,000	941	10/17/57	(500 bp) — Monthly	589
	CMBX NA BB.9 Index	(2,404,623)	23,987,000	9,906,631	9/17/58	(500 bp) — Monthly	7,482,019
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	226,732	1/17/47	(300 bp) — Monthly	143,161
	Goldman Sachs International
	CMBX NA BB.7 Index	(605)	4,000	1,715	1/17/47	(500 bp) — Monthly	1,107
	CMBX NA BB.12 Index	(272,051)	743,000	245,933	8/17/61	(500 bp) — Monthly	(26,737)
	CMBX NA BB.7 Index	(349,448)	1,721,000	737,965	1/17/47	(500 bp) — Monthly	387,082
	CMBX NA BB.7 Index	(224,362)	1,229,000	526,995	1/17/47	(500 bp) — Monthly	301,609
	CMBX NA BB.7 Index	(17,367)	106,000	45,453	1/17/47	(500 bp) — Monthly	27,997
	CMBX NA BB.8 Index	(4,192)	37,000	17,409	10/17/57	(500 bp) — Monthly	13,186
	CMBX NA BB.9 Index	(356,757)	2,241,000	925,533	9/17/58	(500 bp) — Monthly	566,909
	CMBX NA BB.9 Index	(41,245)	1,062,000	438,606	9/17/58	(500 bp) — Monthly	396,476
	CMBX NA BB.9 Index	(164,938)	1,044,000	431,172	9/17/58	(500 bp) — Monthly	265,364
	CMBX NA BB.9 Index	(166,438)	1,042,000	430,346	9/17/58	(500 bp) — Monthly	263,040
	CMBX NA BB.9 Index	(2,155)	20,000	8,260	9/17/58	(500 bp) — Monthly	6,088
	CMBX NA BB.9 Index	(2,407)	20,000	8,260	9/17/58	(500 bp) — Monthly	5,836
	CMBX NA BB.9 Index	(2,380)	20,000	8,260	9/17/58	(500 bp) — Monthly	5,863
	CMBX NA BBB-.12 Index	(514,345)	1,523,000	308,864	8/17/61	(300 bp) — Monthly	(206,242)
	CMBX NA BBB-.7 Index	(410,020)	5,000,000	1,070,500	1/17/47	(300 bp) — Monthly	657,980
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(4,269,827)	7,829,000	2,675,952	11/18/54	(500 bp) — Monthly	(1,600,400)
	CMBX NA BB.11 Index	(246,074)	478,000	241,199	5/11/63	(500 bp) — Monthly	(5,273)
	CMBX NA BB.12 Index	(2,226,523)	4,054,000	1,341,874	8/17/61	(500 bp) — Monthly	(888,027)
	CMBX NA BB.17 Index	(8,749,650)	17,869,000	7,662,227	1/17/47	(500 bp) — Monthly	(1,102,314)
	CMBX NA BB.9 Index	(5,577,584)	11,286,000	4,661,118	9/17/58	(500 bp) — Monthly	(925,870)
	CMBX NA BBB-.10 Index	(126,770)	450,000	90,000	11/17/59	(300 bp) — Monthly	(36,994)
	CMBX NA BBB-.10 Index	(98,613)	331,000	66,200	11/17/59	(300 bp) — Monthly	(32,578)
	CMBX NA BBB-.11 Index	(561,972)	1,788,000	365,467	11/18/54	(300 bp) — Monthly	(197,398)
	CMBX NA BBB-.11 Index	(575,779)	1,786,000	365,058	11/18/54	(300 bp) — Monthly	(211,613)
	CMBX NA BBB-.11 Index	(280,986)	894,000	182,734	11/18/54	(300 bp) — Monthly	(98,700)
	CMBX NA BBB-.11 Index	(280,593)	894,000	182,734	11/18/54	(300 bp) — Monthly	(98,306)
	CMBX NA BBB-.12 Index	(449,811)	1,288,000	261,206	8/17/61	(300 bp) — Monthly	(189,249)
	CMBX NA BBB-.12 Index	(146,325)	441,000	89,435	8/17/61	(300 bp) — Monthly	(57,110)
	CMBX NA BBB-.7 Index	(5,168,539)	22,016,000	4,713,626	1/17/47	(300 bp) — Monthly	(465,921)
	Merrill Lynch International
	CMBX NA BB.10 Index	(181,851)	3,196,000	1,366,610	11/17/59	(500 bp) — Monthly	1,182,096
	CMBX NA BB.11 Index	(1,460,465)	2,955,000	1,010,019	11/18/54	(500 bp) — Monthly	(452,908)
	CMBX NA BB.7 Index	(9,888)	57,000	24,442	1/17/47	(500 bp) — Monthly	14,506
	CMBX NA BB.9 Index	(863,678)	22,170,000	9,156,210	9/17/58	(500 bp) — Monthly	8,274,057
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	232,727	1/17/47	(300 bp) — Monthly	143,106
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,132)	70,000	14,987	1/17/47	(300 bp) — Monthly	7,820
	CMBX NA BB.10 Index	(167,698)	1,599,000	683,732	11/17/59	(500 bp) — Monthly	514,702
	CMBX NA BB.11 Index	(4,288)	45,000	15,381	11/18/54	(500 bp) — Monthly	11,055
	CMBX NA BB.11 Index	(3,535)	36,000	12,305	11/18/54	(500 bp) — Monthly	8,739
	CMBX NA BB.12 Index	(125,112)	2,369,000	784,139	8/17/61	(500 bp) — Monthly	657,053
	CMBX NA BB.12 Index	(111,821)	1,564,000	517,684	8/17/61	(500 bp) — Monthly	404,559
	CMBX NA BB.12 Index	(76,301)	1,045,000	345,895	8/17/61	(500 bp) — Monthly	268,722
	CMBX NA BB.12 Index	(65,821)	933,000	308,823	8/17/61	(500 bp) — Monthly	242,225
	CMBX NA BB.12 Index	(517,800)	863,000	285,653	8/17/61	(500 bp) — Monthly	(232,866)
	CMBX NA BB.12 Index	(22,625)	277,000	91,687	9/17/58	(500 bp) — Monthly	68,831
	CMBX NA BB.7 Index	(627,449)	3,120,000	1,337,856	1/17/47	(500 bp) — Monthly	707,807
	CMBX NA BB.7 Index	(372,184)	1,989,000	852,883	1/17/47	(500 bp) — Monthly	479,042
	CMBX NA BB.7 Index	(223,682)	1,160,000	497,408	1/17/47	(500 bp) — Monthly	272,760
	CMBX NA BB.7 Index	(158,631)	786,000	337,037	1/17/47	(500 bp) — Monthly	177,751
	CMBX NA BB.9 Index	(83,998)	2,381,000	983,353	9/17/58	(500 bp) — Monthly	897,370
	CMBX NA BB.9 Index	(318,081)	2,115,000	873,495	9/17/58	(500 bp) — Monthly	553,652
	CMBX NA BB.9 Index	(255,968)	1,923,000	794,199	9/17/58	(500 bp) — Monthly	536,628
	CMBX NA BB.9 Index	(258,098)	1,900,000	784,700	9/17/58	(500 bp) — Monthly	525,020
	CMBX NA BB.9 Index	(250,750)	1,834,000	757,442	9/17/58	(500 bp) — Monthly	505,163
	CMBX NA BB.9 Index	(273,099)	1,810,000	747,530	9/17/58	(500 bp) — Monthly	472,922
	CMBX NA BB.9 Index	(273,908)	1,760,000	726,880	9/17/58	(500 bp) — Monthly	451,506
	CMBX NA BB.9 Index	(67,339)	1,094,000	451,822	9/17/58	(500 bp) — Monthly	383,572
	CMBX NA BB.9 Index	(57,696)	949,000	391,937	9/17/58	(500 bp) — Monthly	333,450
	CMBX NA BB.9 Index	(58,369)	949,000	391,937	9/17/58	(500 bp) — Monthly	332,777
	CMBX NA BB.9 Index	(134,108)	886,000	365,918	9/17/58	(500 bp) — Monthly	231,072
	CMBX NA BB.9 Index	(134,108)	886,000	365,918	9/17/58	(500 bp) — Monthly	231,072
	CMBX NA BB.9 Index	(38,987)	722,000	298,186	9/17/58	(500 bp) — Monthly	258,597
	CMBX NA BB.9 Index	(35,538)	717,000	296,121	9/17/58	(500 bp) — Monthly	259,985
	CMBX NA BB.9 Index	(6,161)	82,000	33,866	9/17/58	(500 bp) — Monthly	27,637
	CMBX NA BB.9 Index	(5,627)	64,000	26,432	9/17/58	(500 bp) — Monthly	20,752
	CMBX NA BB.9 Index	(5,302)	62,000	25,606	9/17/58	(500 bp) — Monthly	20,252
	CMBX NA BB.9 Index	(4,850)	40,000	16,520	9/17/58	(500 bp) — Monthly	11,637
	CMBX NA BB.9 Index	(1,486)	38,000	15,694	9/17/58	(500 bp) — Monthly	14,177
	CMBX NA BB.9 Index	(2,425)	20,000	8,260	9/17/58	(500 bp) — Monthly	5,818
	CMBX NA BBB-.11 Index	(677,270)	2,116,000	432,510	11/18/54	(300 bp) — Monthly	(245,818)
	CMBX NA BBB-.11 Index	(677,270)	2,116,000	432,510	11/18/54	(300 bp) — Monthly	(245,818)
	CMBX NA BBB-.11 Index	(609,314)	1,929,000	394,288	11/18/54	(300 bp) — Monthly	(215,991)
	CMBX NA BBB-.11 Index	(565,895)	1,788,000	365,467	11/18/54	(300 bp) — Monthly	(201,322)
	CMBX NA BBB-.11 Index	(279,017)	894,000	182,734	11/18/54	(300 bp) — Monthly	(96,730)
	CMBX NA BBB-.12 Index	(1,262,161)	4,083,000	828,032	8/17/61	(300 bp) — Monthly	(436,170)
	CMBX NA BBB-.12 Index	(297,109)	894,000	181,303	8/17/61	(300 bp) — Monthly	(116,253)
	CMBX NA BBB-.7 Index	(187,302)	2,950,000	631,595	1/17/47	(300 bp) — Monthly	442,815
	CMBX NA BBB-.9 Index	(154)	1,000	194	9/17/58	(300 bp) — Monthly	40

	Upfront premium received	2,540				Unrealized appreciation	41,630,464

	Upfront premium (paid)	(59,940,061)			Unrealized (depreciation)		(12,425,235)

	Total	$(59,937,521)				Total	$29,205,229
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,306,731,591.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $303,147, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/20
Short-term investments
	Putnam Short Term Investment Fund**	$257,136,539	$704,022,109	$647,398,982	$2,716,606	$313,759,666

	Total Short-term investments	$257,136,539	$704,022,109	$647,398,982	$2,716,606	$313,759,666
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $18,349,556.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $194,636,814.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,328,701.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $42,809,202.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,192,576,805 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $68,749,103 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,303,402 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $207,494,641 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $194,636,814 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$49,969,110	$—
Convertible bonds and notes	—	227,430,750	—
Corporate bonds and notes	—	663,568,713	—
Foreign government and agency bonds and notes	—	379,512,079	—
Mortgage-backed securities	—	1,167,791,257	—
Purchased options outstanding	—	23,397,946	—
Purchased swap options outstanding	—	141,227,871	—
Senior loans	—	53,540,812	—
U.S. government and agency mortgage obligations	—	1,726,071,162	—
U.S. treasury obligations	—	19,422,123	—
Warrants	—	—	74,331
Short-term investments	354,195,666	570,584,718	—

Totals by level	$354,195,666	$5,022,516,541	$74,331
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,083,046	$—
Futures contracts	(2,454,077)	—	—
Written options outstanding	—	(8,322,238)	—
Written swap options outstanding	—	(154,878,456)	—
Forward premium swap option contracts	—	56,916,198	—
TBA sale commitments	—	(661,573,089)	—
Interest rate swap contracts	—	(20,532,147)	—
Total return swap contracts	—	(28,490,424)	—
Credit default contracts	—	(211,012,675)	—

Totals by level	$(2,454,077)	$(1,026,809,785)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$2,139,800,000
Purchased currency option contracts (contract amount)	$635,900,000
Purchased swap option contracts (contract amount)	$9,670,500,000
Written TBA commitment option contracts (contract amount)	$2,313,200,000
Written currency option contracts (contract amount)	$409,000,000
Written swap option contracts (contract amount)	$6,101,500,000
Futures contracts (number of contracts)	14,000
Forward currency contracts (contract amount)	$2,710,900,000
Centrally cleared interest rate swap contracts (notional)	$15,702,700,000
OTC total return swap contracts (notional)	$230,500,000
Centrally cleared total return swap contracts (notional)	$1,957,900,000
OTC credit default contracts (notional)	$1,246,600,000
Warrants (number of warrants)	45,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com